UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/14

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Global Stock Fund

International Stock Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

Select Managers

Small Cap Value Fund

SEMIANNUAL REPORT May 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
27	Financial Highlights
31	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Select Managers
Small Cap Value Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Select Managers Small Cap Value Fund, covering the six-month period from December 1, 2013, through May 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The end of 2013 witnessed a firming U.S. labor market, further improvements housing data, and generally strong corporate earnings growth, but U.S. GDP growth over the opening months of 2014 generally stalled due to harsh winter weather, the expiration of extended unemployment benefits, and the deceleration of inventory accumulation by businesses. Although stocks encountered volatility under these mixed conditions, investors largely appeared to shrug off recent economic shortfalls as some broad measures of U.S. stock market performance either achieved or approached new all-time highs by the reporting period’s end.

We already have seen evidence that the economic recovery’s pause over the winter 2014 may prove temporary, and we currently expect to see accelerating growth over the next few years as past financial stresses continue to fade and fiscal drags abate the public sector. However, stocks generally have risen to higher valuations after the sustained market rally, and in our judgment, selectivity is likely to be key to successful equity investing in the months ahead. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 16, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2013, through May 31, 2014, as provided by Keith L. Stransky and Robert B. Mayerick, Portfolio Allocation Managers, EACM Advisors LLC

Fund and Market Performance Overview

For the six-month period ended May 31, 2014, Dreyfus Select Managers Small Cap Value Fund’s Class A shares produced a total return of 2.02%, Class C shares returned 1.60%, Class I shares returned 2.19%, and ClassY shares returned 2.19%.1 In comparison, the Russell 2000 Value Index (the “Index”), the fund’s benchmark, returned 1.67% for the same period.2

Although U.S. equities generally continued to rally over the reporting period, small-cap stocks lagged their larger counterparts. The fund outperformed its benchmark, primarily due to favorable results in the information technology and health care sectors.

During the reporting period, the fund eliminated its investment inVulcanValue Partners, LLC, and established a new relationship with Channing Capital Management, LLC.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in the stocks of small-cap companies. The fund uses a “multi-manager” approach by selecting one or more sub-advisers to manage its assets. As the fund’s portfolio allocation managers, we seek sub-advisers that complement one another’s style of investing, consistent with the fund’s investment goal.We monitor and evaluate the performance of the sub-advisers and will make corresponding recommendations to Dreyfus and the fund’s Board based on our evaluations.

The fund’s assets are currently under the day-to-day portfolio management of seven sub-advisers, each acting independently of one another and using their own methodology to select portfolio investments.As of the end of the reporting period, 17% of the fund’s assets are under the management of Thompson, Siegel, and Walmsley, LLC, which employs a combination of quantitative and qualitative security selection methods based on a four-factor valuation model. Approximately 22% of the fund’s assets are under the management of Walthausen & Co., LLC, which uses a proprietary valuation model to identify companies that are trading at a discount to their intrinsic

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

values.Approximately 17% of the fund’s assets are under the management of Neuberger Berman Management LLC, which uses fundamental analysis and a bottom-up stock selection process to identify publicly traded small-cap companies selling at a material discount to their intrinsic value.Approximately 16% of the fund’s assets are under the management of Lombardia Capital Partners, which uses fundamental analysis and a bottom-up value-oriented approach in seeking stocks trading below their intrinsic values. Approximately 12% of the fund’s assets are under the management of Iridian Asset Management LLC, which employs bottom-up stock selection and a disciplined valuation process to identify and invest in corporate change.Approximately 11% of the fund’s assets are under the management of Kayne Anderson Rudnick Investment Management, LLC, which employs a fundamental, bottom-up, research-driven investment process in seeking to identify high-quality companies whose securities are trading at attractive valuations. Approximately 5% of the fund’s assets are under the management of Channing Capital Management, LLC, which employs intensive, fundamental, bottom-up research to identify high-quality companies with strong balance sheets and management teams. These percentages can change over time, within ranges described in the prospectus.

Market Environment—Late Period Rotation

Stocks across most capitalization ranges continued to climb at the start of the reporting period during a sustained U.S. economic recovery fueled by falling unemployment, rebounding housing markets, and historically low short-term interest rates. The rally stalled in January 2014 amid concerns regarding economic and political instability in the emerging markets, but stocks generally rebounded when investors’ worst fears did not materialize.

However, market sentiment during the renewed rally shifted away from smaller, more speculative companies toward large-cap stocks. Consequently, some measures of large-cap stock market performance achieved record highs by the reporting period’s end, while small-cap stocks produced mostly flat returns.

Stock Selections Buoyed Fund Results

The fund’s underlying investment managers generally added value during the reporting period. In the aggregate, they achieved especially robust results through overweighted exposure to and successful stock selections within the information technology sector. For example, sapphire equipment maker GT AdvancedTechnologies

4

encountered strong demand for components used in consumer electronics products, and printing devices producer ZebraTechnologies achieved record 2013 sales. Strong stock selections in the health care sector included Furiex Pharmaceuticals, which moved closer to regulatory approval of a new product. Drug delivery platform specialist Flamel Technologies reported higher sales of a key product.

Disappointments included overweighted exposure to real estate investment trusts, which rallied when long-term bond yields fell.Among consumer staples companies, Nu Skin Enterprises was hurt by an investigation by Chinese regulators into its sales practices, and Elizabeth Arden posted an unexpected quarterly loss.

Finding Attractive Values Among Small-Cap Companies

We remain constructive regarding small-cap value stocks.Attractively valued small-cap companies may be poised for gains due to their focus on domestic revenue sources at a time when the U.S. economy is recovering more robustly than most overseas markets. Moreover, we expect heightened mergers-and-acquisitions activity as larger companies seek to fuel future growth. Indeed, in our view, recent relative weakness among small-cap stocks has created a firmer foundation for future gains.

June 16, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.They also tend to be less liquid than larger company stocks.

1

Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1, 2015, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower for Class A, C, andY shares.

2

SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Small CapValue Fund from December 1, 2013 to May 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2014
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.55	$10.30	$4.79	$5.29
Ending value (after expenses)	$1,020.20	$1,016.00	$1,021.90	$1,021.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2014
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.54	$10.30	$4.78	$5.29
Ending value (after expenses)	$1,018.45	$1,014.71	$1,020.19	$1,019.70

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, .95% for
Class I and 1.05% for ClassY, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2014 (Unaudited)

Common Stocks—96.4%	Shares		Value ($)
Automobiles & Components—1.7%
Cooper Tire & Rubber	104,180		2,899,329
Dana Holding	65,030		1,439,764
Gentherm	35,500	[a]	1,460,115
Modine Manufacturing	82,990	[a]	1,267,257
Motorcar Parts of America	61,600	[a]	1,467,312
Remy International	12,170		289,524
Superior Industries International	45,750		910,425
Thor Industries	42,925		2,575,500
			12,309,226
Banks—10.8%
Atlantic Coast Financial Corporation	222,150	[a]	950,802
Bancorp	70,700	[a]	1,109,990
Bank of Hawaii	33,620		1,874,651
Bank of the Ozarks	12,440		734,458
BankUnited	86,760		2,823,171
BBCN Bancorp	92,075		1,404,144
BofI Holding	14,900	[a]	1,144,767
Bryn Mawr Bank	50,990		1,448,626
Centerstate Banks	114,570		1,216,733
City Holding	23,570	[b]	1,018,460
City National	13,850		984,596
Columbia Banking System	82,442		2,042,088
Comerica	30,107		1,444,233
Community Bank System	44,345		1,574,691
Customers Bancorp	82,890	[a]	1,574,910
CVB Financial	115,870		1,689,385
Dime Community Bancshares	76,510		1,156,831
Eagle Bancorp	59,820	[a]	1,912,445
East West Bancorp	57,982		1,941,237
F.N.B	97,846		1,197,635
First Commonwealth Financial	138,000		1,186,800
First Financial Bankshares	39,480	[b]	2,348,270
First Merchants	49,737		986,782
First Midwest Bancorp	75,358		1,205,728
First Niagara Financial Group	354,176		3,049,456
FirstMerit	92,089		1,719,302

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Banks (continued)
Great Southern Bancorp	11,800		345,622
Hancock Holding	90,263		3,049,084
Heritage Financial	75,368		1,187,046
Heritage Financial Group	65,289		1,194,789
Home Loan Servicing Solutions	83,800		1,868,740
Huntington Bancshares	230,580		2,137,477
IBERIABANK	43,459		2,714,449
Independent Bank	36,607		1,325,173
Investors bancorp	108,278		1,169,402
MB Financial	28,745		771,516
MGIC Investment	52,290	[a]	443,419
National Bank Holdings, Cl. A	39,039		763,993
PacWest Bancorp	51,124		2,066,432
Park Sterling	176,309		1,137,193
Popular	51,000	[a]	1,539,180
Sterling Bancorp	98,440		1,115,325
TCF Financial	100,850		1,602,507
Texas Capital Bancshares	54,470	[a]	2,788,864
Trustmark	41,642		964,012
Umpqua Holdings	83,650		1,386,081
Union Bankshares	44,804		1,118,756
United Financial Bancorp	94,195		1,268,807
Westamerica Bancorporation	38,800	[b]	1,900,036
Wilshire Bancorp	58,380		589,054
Wintrust Financial	35,200		1,534,016
			75,721,164
Capital Goods—11.4%
A.O. Smith	16,841		831,609
AAON	46,660		1,455,792
Aegion	18,386	[a]	440,712
Aerovironment	12,750	[a]	409,530
Albany International, Cl. A	50,950		1,897,887
Blount International	160,560	[a]	1,955,621
CLARCOR	41,500		2,428,995
Columbus McKinnon	47,610		1,340,698
DigitalGlobe	28,700	[a]	871,332

8

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
DXP Enterprises	13,900	[a]	967,023
Dycom Industries	25,810	[a]	767,847
EnerSys	24,150		1,667,316
ESCO Technologies	17,144		576,381
Franklin Electric	15,866		607,668
FreightCar America	71,812		1,846,287
GenCorp	36,000	[a,b]	669,960
Generac Holdings	25,700		1,251,076
General Cable	49,730		1,268,115
Gibraltar Industries	67,786	[a]	1,075,086
Global Brass & Copper Holdings	63,310		1,020,557
Graco	45,300		3,305,994
GrafTech International	92,525	[a,b]	966,886
Granite Construction	33,240		1,180,685
Greenbrier Cos.	21,900	[a]	1,215,450
H&E Equipment Services	41,200	[a]	1,427,580
Harsco	42,400		1,143,952
Hexcel	81,272	[a]	3,336,216
Hyster-Yale Materials Handling	14,120		1,187,210
ITT	28,230		1,233,086
John Bean Technologies	38,010		1,087,086
KBR	73,940		1,796,003
KEYW Holding	37,230	[a,b]	394,638
Lawson Products	34,950	[a]	573,180
Lindsay	12,608	[b]	1,062,728
LSI Industries	80,505		639,210
Lydall	35,311	[a]	974,230
Manitowoc	46,150		1,248,358
Meritor	80,910	[a]	1,117,367
Miller Industries	39,470		801,636
Mueller Industries	26,610		766,900
Mueller Water Products, Cl. A	349,750		2,948,393
National Presto Industries	13,350	[b]	939,707
NCI Building Systems	99,020	[a]	1,658,585
Orion Marine Group	96,023	[a]	1,086,020
Owens Corning	14,200		582,342

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Quanex Building Products	37,980		676,044
Regal-Beloit	21,464		1,638,347
Spirit Aerosystems Holdings, Cl. A	69,110	[a]	2,242,620
Standex International	35,640		2,631,658
Sun Hydraulics	25,000		923,000
Teledyne Technologies	20,640	[a]	1,956,053
Textron	62,000		2,431,640
Titan International	47,470	[b]	750,501
TriMas	98,319	[a]	3,451,980
Triumph Group	17,147		1,188,287
Tutor Perini	38,600	[a]	1,182,318
Twin Disc	36,880		1,196,756
Valmont Industries	4,530		701,924
Wabash National	72,400	[a]	991,156
Woodward	45,684		2,042,075
			80,027,293
Commercial & Professional Services—4.4%
ABM Industries	73,459		2,003,227
Acacia Research	61,250	[b]	988,575
ACCO Brands	130,123	[a]	783,340
Barrett Business Services	22,600		1,065,816
Brady, Cl. A	1,558		42,268
CBIZ	143,682	[a]	1,225,607
CDI	104,648		1,457,746
Clean Harbors	28,500	[a]	1,741,635
Corporate Executive Board	47,400		3,231,258
Covanta Holding	104,740		1,999,487
Deluxe	86,172		4,833,388
Ennis	34,224		518,494
FTI Consulting	80,316	[a]	2,591,798
Korn/Ferry International	56,905	[a]	1,728,205
MSA Safety	14,988		819,244
Multi-Color	12,200		428,586
Steelcase, Cl. A	209,316		3,430,690
Tetra Tech	68,805		1,830,901
			30,720,265

10

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel—3.1%
Crocs	70,622	[a]	1,054,386
CSS Industries	37,240		897,112
Deckers Outdoor	26,700	[a]	2,063,643
Ethan Allen Interiors	23,586		552,856
Harman International Industries	4,002		420,330
Iconix Brand Group	61,604	[a]	2,583,672
JAKKS Pacific	134,691	[b]	1,189,322
LeapFrog Enterprises	131,241	[a,b]	909,500
M.D.C. Holdings	56,230		1,608,740
M/I Homes	130,260	[a]	2,971,231
Skullcandy	154,300	[a]	1,143,363
Smith & Wesson Holding	71,400	[a,b]	1,133,832
UCP, Cl. A	66,933		886,193
Unifi	70,260	[a]	1,635,653
Universal Electronics	29,800	[a]	1,355,304
Wolverine World Wide	55,000		1,422,850
			21,827,987
Consumer Services—1.6%
American Public Education	36,300	[a]	1,282,842
Bob Evans Farms	22,380		999,715
Capella Education	31,690		1,813,936
DeVry Education Group	17,140		723,822
Hillenbrand	26,281		796,051
Ignite Restaurant Group	48,572	[a,b]	745,580
International Game Technology	29,635		371,919
Interval Leisure Group	107,400		2,200,626
LifeLock	91,900	[a]	1,031,118
Ruth’s Hospitality Group	69,022		845,520
Wendy’s	94,500		774,900
			11,586,029
Diversified Financials—3.9%
Ares Capital	125,628		2,165,827
Asta Funding	28,000	[a]	234,640
Eaton Vance	70,732		2,627,694
Encore Capital Group	62,264	[a,b]	2,695,409
Evercore Partners, Cl. A	16,084		885,263

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
Fifth Street Finance	60,048	[b]	557,846
First Cash Financial Services	74,300	[a]	3,902,236
Gain Capital Holdings	50,591		399,163
Janus Capital Group	125,002		1,460,023
New Mountain Finance	48,923		695,685
PHH	135,677	[a]	3,455,693
PICO Holdings	48,287	[a]	1,119,776
Stifel Financial	83,687	[a]	3,782,653
Voya Financial	38,580		1,381,164
Walter Investment Management	8,953	[a,b]	258,831
World Acceptance	23,763	[a,b]	1,877,039
			27,498,942
Energy—6.0%
Atwood Oceanics	29,915	[a]	1,476,305
Bill Barrett	80,200	[a]	2,005,000
Cal Dive International	842,960	[a,b]	1,087,418
CARBO Ceramics	26,800		3,686,876
Clayton Williams Energy	19,950	[a]	2,485,570
Delek US Holdings	47,800		1,485,146
Emerald Oil	221,340	[a,b]	1,438,710
Energy XXI	53,300	[b]	1,143,285
ERA Group	59,440	[a]	1,736,837
Goodrich Petroleum	79,520	[a,b]	2,306,080
GulfMark Offshore, Cl. A	21,960		1,019,164
Helix Energy Solutions Group	62,400	[a]	1,458,912
ION Geophysical	213,270	[a]	889,336
Kodiak Oil & Gas	86,948	[a]	1,106,848
McDermott International	290,970	[a,b]	2,112,442
Newpark Resources	90,600	[a,b]	1,020,156
PBF Energy, Cl. A	24,000		765,840
PDC Energy	33,020	[a]	2,119,554
PetroQuest Energy	58,974	[a]	360,921
Rosetta Resources	9,331	[a]	439,770
Sanchez Energy	19,340	[a]	665,876

12

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Stone Energy	39,200	[a]	1,740,088
Synergy Resources	143,260	[a]	1,681,872
Tesco	41,159		876,687
TETRA Technologies	164,390	[a]	1,895,417
Tidewater	33,012		1,720,585
Triangle Petroleum	97,292	[a,b]	977,785
Ultra Petroleum	24,630	[a]	665,503
Warren Resources	198,265	[a]	908,054
WPX Energy	32,970	[a]	698,305
			41,974,342
Exchange-Traded Funds—.3%
iShares Russell 2000 ETF	10,771	[b]	1,215,615
iShares Russell 2000 Value ETF	12,400	[b]	1,225,988
			2,441,603
Food & Staples Retailing—.3%
Andersons	19,050		970,407
SpartanNash	40,294		978,338
Village Super Market, Cl. A	22,000		539,880
			2,488,625
Food, Beverage & Tobacco—1.8%
Crimson Wine Group	117,740	[a]	1,041,999
Darling Ingredients	163,570	[a]	3,269,764
Dean Foods	104,150		1,810,127
Hillshire Brands	30,460		1,622,909
Lancaster Colony	9,075		810,307
National Beverage	118,300	[a]	2,190,916
TreeHouse Foods	29,000	[a]	2,173,550
			12,919,572
Health Care Equipment & Services—4.4%
Accuray	56,090	[a,b]	494,714
Air Methods	24,500	[a]	1,180,900
Allscripts Healthcare Solutions	186,870	[a]	2,754,463
AmSurg	22,894	[a]	1,036,640
AngioDynamics	52,339	[a]	750,018

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Anika Therapeutics	10,000	[a]	468,300
Antares Pharma	357,440	[a,b]	1,054,448
Chemed	10,580	[b]	931,886
Cynosure, Cl. A	74,000	[a]	1,611,720
Derma Sciences	2,340		23,821
Gentiva Health Services	175,540	[a]	2,392,610
HealthSouth	20,510		720,311
Hill-Rom Holdings	46,006		1,825,978
Invacare	43,914		724,581
Kindred Healthcare	80,803		2,005,530
MedAssets	36,211	[a]	848,062
Merit Medical Systems	62,621	[a]	878,573
Owens & Minor	65,100		2,257,668
Patterson	56,000		2,192,960
Providence Service	38,800	[a]	1,559,760
Symmetry Medical	139,873	[a]	1,233,680
Syneron Medical	98,920	[a]	1,083,174
Team Health Holdings	25,100	[a]	1,274,327
WellCare Health Plans	17,546	[a]	1,358,938
			30,663,062
Household & Personal Products—.8%
Elizabeth Arden	20,560	[a]	557,793
Nu Skin Enterprises, Cl. A	27,912		2,061,022
WD-40	46,000		3,319,820
			5,938,635
Insurance—5.0%
American Equity Investment Life Holding	130,903		2,947,936
American Financial Group	10,630		620,579
American National Insurance	9,950		1,139,275
Argo Group International Holdings	15,794		765,219
Assurant	10,420		706,580
Endurance Specialty Holdings	38,000		1,965,360
FBL Financial Group, Cl. A	8,214		359,034
Fidelity National Financial, Cl. A	37,370		1,245,916

14

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
First American Financial	35,994		1,008,552
HCC Insurance Holdings	29,905		1,404,937
Horace Mann Educators	145,510		4,250,347
Infinity Property & Casualty	16,500		1,056,165
Kemper	61,230		2,139,989
Maiden Holdings	130,000		1,591,200
Primerica	85,460		3,849,118
RLI	74,000		3,300,400
Stewart Information Services	80,335		2,577,147
Symetra Financial	32,440		676,374
The Hanover Insurance Group	33,529		2,013,416
Validus Holdings	35,882		1,339,475
			34,957,019
Materials—6.4%
American Vanguard	151,290	[b]	2,302,634
AptarGroup	11,700		779,103
Avery Dennison	64,380		3,264,066
Balchem	25,000		1,378,500
Chemtura	90,440	[a]	2,259,191
Cliffs Natural Resources	41,030	[b]	643,350
Crown Holdings	58,410	[a]	2,853,328
Cytec Industries	24,466		2,430,698
FutureFuel	68,100		1,169,958
Greif, Cl. A	24,529		1,339,774
Haynes International	22,130		1,175,103
Headwaters	125,100	[a]	1,617,543
Intrepid Potash	131,230	[a,b]	2,127,238
Kaiser Aluminum	52,001		3,560,509
Koppers Holdings	21,890		795,483
Kraton Performance Polymers	98,040	[a]	2,438,255
LSB Industries	47,600	[a]	1,816,416
Materion	47,190		1,608,707
Mercer International	150,505	[a]	1,330,464
Olympic Steel	38,740		916,588

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
PH Glatfelter	46,973		1,236,329
PolyOne	82,615		3,315,340
RPM International	12,995		559,695
Sealed Air	42,700		1,406,111
Sonoco Products	23,493		992,344
Stillwater Mining	43,860	[a]	737,287
Worthington Industries	21,530		867,659
			44,921,673
Media—1.6%
CBS Outdoor Americas	22,750	[b]	738,692
Cinemark Holdings	77,000		2,427,040
E.W. Scripps, Cl. A	64,400	[a]	1,257,088
LIN Media, Cl. A	52,000	[a]	1,307,280
Media General	82,700	[a,b]	1,466,271
Meredith	17,778		799,299
New Media Investment Group	82,641	[a]	1,154,495
Starz, Cl. A	35,460	[a]	1,085,076
World Wrestling Entertainment, Cl. A	83,100	[b]	937,368
			11,172,609
Pharmaceuticals, Biotech &
Life Sciences—2.3%
Affymetrix	114,970	[a,b]	949,652
Cambrex	193,380	[a]	4,155,736
Charles River Laboratories International	64,398	[a]	3,450,445
Flamel Technologies, ADR	305,279	[a]	3,413,019
Furiex Pharmaceuticals	5,900	[a]	609,824
Impax Laboratories	78,120	[a]	2,168,611
Mallinckrodt	4,860	[a,b]	377,914
Sagent Pharmaceuticals	47,699	[a]	1,068,935
			16,194,136
Real Estate—2.6%
Altisource Portfolio Solutions	18,500	[a,b]	2,038,885
AV Homes	72,550	[a]	1,203,604
Capstead Mortgage	74,900	[b,c]	986,433
Corporate Office Properties Trust	33,150	[c]	913,282

16

Common Stocks (continued)	Shares		Value ($)
Real Estate (continued)
First Potomac Realty Trust	73,866	[c]	966,167
Hersha Hospitality Trust	385,316	[c]	2,439,050
iStar Financial	66,715	[a,c]	963,365
LaSalle Hotel Properties	58,683	[c]	1,935,952
Lexington Realty Trust	161,800	[c]	1,836,430
Medical Properties Trust	105,325	[c]	1,423,994
Newcastle Investment	380,100	[c]	1,832,082
Omega Healthcare Investors	31,411	[b,c]	1,158,752
Ramco-Gershenson Properties Trust	45,049	[c]	747,813
			18,445,809
Retailing—3.6%
ANN	21,922	[a]	852,108
Ascena Retail Group	113,190	[a]	1,889,707
Big 5 Sporting Goods	40,190		466,606
Big Lots	76,260	[a]	3,236,474
Children’s Place Retail Stores	33,200		1,606,216
CST Brands	52,950		1,751,056
Express	49,670	[a]	626,339
Finish Line, Cl. A	31,769		910,817
Genesco	19,268	[a]	1,442,981
GNC Holdings, Cl. A	20,190		745,415
Lithia Motors, Cl. A	12,169		954,415
New York & Co.	69,880	[a]	276,725
Office Depot	302,288	[a]	1,547,715
Rent-A-Center	93,880		2,624,885
Select Comfort	126,025	[a]	2,336,504
Sonic Automotive, Cl. A	72,975		1,920,702
Stage Stores	62,200		1,142,614
TravelCenters of America	96,500	[a]	821,215
			25,152,494
Semiconductors & Semiconductor
Equipment—4.9%
Amkor Technology	297,200	[a]	3,004,692
ANADIGICS	748,676	[a]	808,570
Axcelis Technologies	845,305	[a]	1,589,173

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Brooks Automation	82,900		804,959
Cabot Microelectronics	125,830	[a]	5,414,465
Ceva	35,730	[a]	559,174
ChipMOS TECHNOLOGIES	60,800		1,484,128
Cirrus Logic	48,300	[a,b]	1,068,879
FormFactor	127,950	[a]	928,917
Freescale Semiconductor	70,120	[a]	1,555,963
GT Advanced Technologies	244,740	[a,b]	4,126,316
Integrated Silicon Solution	47,954	[a]	673,274
Magnachip Semiconductor	57,740	[a]	717,131
Mellanox Technologies	27,990	[a,b]	883,924
Microsemi	37,795	[a]	919,552
Rambus	171,580	[a]	2,076,118
Silicon Image	195,200	[a]	1,020,896
Spansion, Cl. A	85,360	[a]	1,626,108
Teradyne	115,752	[b]	2,060,386
Ultratech	59,290	[a]	1,504,780
Veeco Instruments	12,700	[a]	423,164
Xcerra	132,137	[a]	1,275,122
			34,525,691
Software & Services—7.7%
American Software, Cl. A	157,931		1,517,717
AVG Technologies	75,100	[a]	1,453,936
Bankrate	54,130	[a]	820,069
Booz Allen Hamilton Holdings	38,314		847,889
Broadridge Financial Solutions	17,990		737,950
CACI International, Cl. A	19,184	[a]	1,369,738
Cadence Design Systems	77,910	[a]	1,300,318
Cass Information Systems	59,268		2,988,293
Computer Services	38,643		1,342,844
Comverse	91,423	[a]	2,262,719
Convergys	135,700		2,960,974
Conversant	107,460	[a,b]	2,533,907
CoreLogic	81,530	[a]	2,326,051

18

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Covisint	52,500	[b]	265,650
Digital River	118,680	[a]	1,868,023
DST Systems	28,090		2,560,404
ExlService Holdings	66,380	[a]	1,881,209
FalconStor Software	799,739	[a]	1,239,595
Gigamon	35,200	[b]	598,752
Jack Henry & Associates	53,700		3,114,063
MoneyGram International	74,560	[a]	982,701
Monotype Imaging Holdings	32,000		824,000
NeuStar, Cl. A	36,200	[a,b]	1,014,324
Nuance Communications	56,650	[a]	916,880
Rovi	127,690	[a]	3,086,267
SeaChange International	118,320	[a]	1,133,506
SS&C Technologies Holdings	43,700	[a]	1,863,805
Stamps.com	10,900	[a]	352,288
Syntel	34,000	[a]	2,750,600
TIBCO Software	54,530	[a]	1,172,940
Unwired Planet	740,415	[a]	1,599,296
VeriFone Systems	34,160	[a]	1,120,790
Verint Systems	67,268	[a]	3,116,533
			53,924,031
Technology Hardware & Equipment—7.2%
Anixter International	18,939		1,950,717
ARRIS Group	87,880	[a]	2,909,707
Aviat Networks	1,003,708	[a]	1,063,930
Badger Meter	45,825		2,269,712
Bel Fuse, Cl. B	37,990		1,042,446
Belden	13,774		991,590
Black Box	41,610		1,014,036
Brocade Communications Systems	118,680		1,082,362
Ceragon Networks	79,940	[a]	185,461
Ciena	81,530	[a]	1,581,682
Cognex	42,000	[a]	1,512,000
CTS	40,305		705,740
Diebold	10,131		380,216

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
Dolby Laboratories, Cl. A	24,610	[a,b]	1,022,299
Electronics For Imaging	31,595	[a]	1,285,601
Emulex	190,420	[a]	1,020,651
GSI Group	67,750	[a]	821,130
II-VI	61,430	[a]	826,848
Infinera	170,120	[a]	1,548,092
Ingram Micro, Cl. A	45,702	[a]	1,269,145
InvenSense	57,100	[a,b]	1,102,030
Itron	24,830	[a]	954,714
Jabil Circuit	72,640		1,367,085
Lexmark International, Cl. A	57,480		2,505,553
Littelfuse	9,456		828,913
Maxwell Technologies	17,820	[a]	309,355
Mercury Systems	64,590	[a]	756,995
Methode Electronics	44,700		1,392,405
Oplink Communications	67,154	[a]	1,132,216
OSI Systems	9,610	[a]	547,290
Park Electrochemical	38,668		1,038,622
Plantronics	10,949		496,428
Plexus	12,119	[a]	506,089
QLogic	40,178	[a]	399,369
Quantum	715,879	[a]	816,102
Sanmina	101,050	[a]	2,056,368
ScanSource	32,337	[a]	1,199,703
Sierra Wireless	57,180	[a]	1,073,840
Sonus Networks	359,440	[a]	1,319,145
SYNNEX	30,890	[a]	2,042,138
Vishay Intertechnology	268,659	[b]	4,008,392
Vishay Precision Group	45,220	[a]	731,207
			51,067,324

20

Common Stocks (continued)	Shares		Value ($)
Telecommunication
Services—.4%
FairPoint Communications	91,000	[a,b]	1,283,100
Telephone & Data Systems	23,640		655,064
US Cellular	15,440		663,148
			2,601,312
Transportation—1.8%
Air Transport Services Group	107,065	[a]	972,150
ArcBest	20,585		880,420
Celadon Group	29,400		686,784
Danaos	120,101	[a,b]	714,601
JetBlue Airways	221,100	[a]	2,135,826
Landstar System	57,300		3,720,489
Ryder System	24,970		2,167,146
SkyWest	35,878		410,444
Werner Enterprises	32,111		847,730
			12,535,590
Utilities—2.4%
ALLETE	16,915		840,168
Dynegy	59,120	[a]	1,992,344
Hawaiian Electric Industries	81,705	[b]	1,965,005
New Jersey Resources	14,258		784,333
NorthWestern	37,700		1,809,600
NRG Energy	36,991		1,318,359
Ormat Technologies	46,150		1,374,347
PNM Resources	52,800		1,502,688
Portland General Electric	76,432		2,527,606
Questar	108,000		2,599,560
			16,714,010
Total Common Stocks
(cost $558,607,698)			678,328,443

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—7.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $50,941,122)	50,941,122 [d]	50,941,122
Total Investments (cost $609,548,820)	103.6%	729,269,565
Liabilities, Less Cash and Receivables	(3.6%)	(25,386,380)
Net Assets	100.0%	703,883,185

ADR—American Depository Receipts
ETF—Exchange-Traded Funds

a	Non-income producing security.
b	Security, or portion thereof, on loan.At May 31, 2014, the value of the fund’s securities on loan was $49,924,448 and the value of the collateral held by the fund was $51,981,039, consisting of cash collateral of $50,941,122 and
U. S. Government & Agency securities valued at $1,039,917.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Capital Goods	11.4	Real Estate	2.6
Banks	10.8	Utilities	2.4
Software & Services	7.7	Pharmaceuticals,
Money Market Investment	7.2	Biotech & Life Sciences	2.3
Technology Hardware & Equipment	7.2	Food, Beverage & Tobacco	1.8
Materials	6.4	Transportation	1.8
Energy	6.0	Automobiles & Components	1.7
Insurance	5.0	Consumer Services	1.6
Semiconductors &		Media	1.6
Semiconductor Equipment	4.9	Household & Personal Products	.8
Commercial & Professional Services	4.4	Telecommunication Services	.4
Health Care Equipment & Services	4.4	Exchange-Traded Funds	.3
Diversified Financials	3.9	Food & Staples Retailing	.3
Retailing	3.6
Consumer Durables & Apparel	3.1		103.6

† Based on net assets.
See notes to financial statements.

22

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $49,924,448)—Note 1(b):
Unaffiliated issuers			558,607,698	678,328,443
Affiliated issuers			50,941,122	50,941,122
Cash				24,308,871
Receivable for investment securities sold				5,479,370
Dividends and securities lending income receivable				505,307
Receivable for shares of Common Stock subscribed				454,726
Prepaid expenses				36,018
				760,053,857
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				557,554
Liability for securities on loan—Note 1(b)				50,941,122
Payable for investment securities purchased				4,543,064
Payable for shares of Common Stock redeemed				74,489
Accrued expenses				54,443
				56,170,672
Net Assets ($)			703,883,185
Composition of Net Assets ($):
Paid-in capital				525,878,805
Accumulated undistributed investment income—net				515,833
Accumulated net realized gain (loss) on investments				57,767,802
Accumulated net unrealized appreciation
(depreciation) on investments				119,720,745
Net Assets ($)			703,883,185

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	1,862,044	237,006	699,973,266	1,810,869
Shares Outstanding	75,777	10,097	28,170,675	72,918
Net Asset Value Per Share ($)	24.57	23.47	24.85	24.83

See notes to financial statements.

The Fund 23

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $4,434 foreign taxes withheld at source)	3,958,966
Income from securities lending—Note 1(b)	304,282
Total Income	4,263,248
Expenses:
Management fee—Note 3(a)	3,117,039
Custodian fees—Note 3(c)	48,395
Professional fees	37,411
Registration fees	37,011
Directors’ fees and expenses—Note 3(d)	27,458
Prospectus and shareholders’ reports	9,798
Shareholder servicing costs—Note 3(c)	6,667
Loan commitment fees—Note 2	2,270
Distribution fees—Note 3(b)	885
Miscellaneous	16,719
Total Expenses	3,303,653
Less—reduction in expenses due to undertaking—Note 3(a)	(512)
Less—reduction in fees due to earnings credits—Note 3(c)	(6)
Net Expenses	3,303,135
Investment Income—Net	960,113
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	61,740,180
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(46,802,029)
Net Realized and Unrealized Gain (Loss) on Investments	14,938,151
Net Increase in Net Assets Resulting from Operations	15,898,264

See notes to financial statements.

24

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013[a]
Operations ($):
Investment income—net	960,113	3,406,946
Net realized gain (loss) on investments	61,740,180	57,242,086
Net unrealized appreciation
(depreciation) on investments	(46,802,029)	133,980,280
Net Increase (Decrease) in Net Assets
Resulting from Operations	15,898,264	194,629,312
Dividends to Shareholders from ($):
Investment income—net:
Class A	(5,087)	(8)
Class I	(3,895,063)	(1,841,668)
Class Y	(6)	—
Net realized gain on investments:
Class A	(138,419)	(41,592)
Class C	(19,582)	(6,501)
Class I	(56,713,713)	(21,618,710)
Class Y	(94)	—
Total Dividends	(60,771,964)	(23,508,479)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	677,388	474,459
Class C	12,505	76,163
Class I	59,353,877	161,203,345
Class Y	1,787,752	1,000
Dividends reinvested:
Class A	141,899	41,600
Class C	19,582	6,501
Class I	30,393,174	11,970,795
Cost of shares redeemed:
Class A	(362,664)	(250,905)
Class C	(10,475)	(67,468)
Class I	(51,605,751)	(67,007,781)
Class Y	(5,086)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	40,402,201	106,447,709
Total Increase (Decrease) in Net Assets	(4,471,499)	277,568,542
Net Assets ($):
Beginning of Period	708,354,684	430,786,142
End of Period	703,883,185	708,354,684
Undistributed investment income—net	515,833	3,455,876

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013[a]
Capital Share Transactions:
Class Ab
Shares sold	27,318	21,746
Shares issued for dividends reinvested	5,770	2,155
Shares redeemed	(15,054)	(11,476)
Net Increase (Decrease) in Shares Outstanding	18,034	12,425
Class Cb
Shares sold	532	3,519
Shares issued for dividends reinvested	831	349
Shares redeemed	(445)	(3,372)
Net Increase (Decrease) in Shares Outstanding	918	496
Class I
Shares sold	2,401,730	7,324,503
Shares issued for dividends reinvested	1,223,987	614,943
Shares redeemed	(2,072,076)	(2,977,564)
Net Increase (Decrease) in Shares Outstanding	1,553,641	4,961,882
Class Y
Shares sold	73,076	43.94
Shares redeemed	(202)	—
Net Increase (Decrease) in Shares Outstanding	72,874	43.94

a	Effective July 1, 2013, the fund commenced offering ClassY shares.
b	During the period ended November 30, 2013, 1,060 Class C shares representing $22,840 were exchanged for 1,021 Class A shares.

See notes to financial statements.

26

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2014			Year Ended November 30,
Class A Shares	(Unaudited)	2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	26.25	19.62	18.66	19.63	15.24	12.50
Investment Operations:
Investment income (loss)—net[b]	(.01)	.06	.02	(.04)	(.05)	(.00)[c]
Net realized and unrealized
gain (loss) on investments	.54	7.57	2.56	.23	4.47	2.74
Total from Investment Operations	.53	7.63	2.58	.19	4.42	2.74
Distributions:
Dividends from
investment income—net	(.08)	(.00)[c]	—	—	—	—
Dividends from net realized
gain on investments	(2.13)	(1.00)	(1.62)	(1.16)	(.03)	—
Total Distributions	(2.21)	(1.00)	(1.62)	(1.16)	(.03)	—
Net asset value, end of period	24.57	26.25	19.62	18.66	19.63	15.24
Total Return (%)[d]	2.02 [e]	40.73	15.04	.62	29.05	21.92	[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.32 [f]	1.33	1.40	1.29	1.34	2.94	[f]
Ratio of net expenses
to average net assets	1.30 [f]	1.30	1.36	1.27	1.32	1.40	[f]
Ratio of net investment income
(loss) to average net assets	(.08)[f]	.25	.12	(.18)	(.27)	(.02)[f]
Portfolio Turnover Rate	64.41 [e]	68.30	74.74	67.49	56.03	48.43	[e]
Net Assets, end of period
($ x 1,000)	1,862	1,516	889	1,071	7,308	6,289

a	From December 17, 2008 (commencement of operations) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2014				Year Ended November 30,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	25.19		19.00	18.25	19.34	15.13	12.50
Investment Operations:
Investment (loss)—net[b]	(.10)		(.10)	(.12)	(.18)	(.18)	(.10)
Net realized and unrealized
gain (loss) on investments	.51		7.29	2.49	.25	4.42	2.73
Total from Investment Operations	.41		7.19	2.37	.07	4.24	2.63
Distributions:
Dividends from net realized
gain on investments	(2.13)		(1.00)	(1.62)	(1.16)	(.03)	—
Net asset value, end of period	23.47		25.19	19.00	18.25	19.34	15.13
Total Return (%)[c]	1.60	[d]	39.69	14.16	(.03)	28.07	21.04	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.19	[e]	2.16	2.15	2.03	2.10	3.70	[e]
Ratio of net expenses
to average net assets	2.05	[e]	2.06	2.12	2.02	2.08	2.15	[e]
Ratio of net investment (loss)
to average net assets	(.83)[e]		(.48)	(.64)	(.92)	(1.02)	(.77)[e]
Portfolio Turnover Rate	64.41	[d]	68.30	74.74	67.49	56.03	48.43	[d]
Net Assets, end of period
($ x 1,000)	237		231	165	164	916	617

a	From December 17, 2008 (commencement of operations) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

28

Six Months Ended
May 31, 2014				Year Ended November 30,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	26.55		19.84	18.83	19.72	15.28	12.50
Investment Operations:
Investment income—net[b]	.03		.14	.10	.04	.00 [c]	.03
Net realized and unrealized
gain (loss) on investments	.55		7.65	2.57	.23	4.47	2.75
Total from Investment Operations	.58		7.79	2.67	.27	4.47	2.78
Distributions:
Dividends from
investment income—net	(.15)		(.08)	(.04)	—	(.00)[c]	—
Dividends from net realized
gain on investments	(2.13)		(1.00)	(1.62)	(1.16)	(.03)	—
Total Distributions	(2.28)		(1.08)	(1.66)	(1.16)	(.03)	—
Net asset value, end of period	24.85		26.55	19.84	18.83	19.72	15.28
Total Return (%)	2.19	[d]	41.27	15.45	1.04	29.32	22.24	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95	[e]	.95	.99	.99	1.07	1.91	[e]
Ratio of net expenses
to average net assets	.95	[e]	.95	.99	.99	1.06	1.15	[e]
Ratio of net investment income
to average net assets	.28	[e]	.60	.52	.20	.02	.26	[e]
Portfolio Turnover Rate	64.41	[d]	68.30	74.74	67.49	56.03	48.43	[d]
Net Assets, end of period
($ x 1,000)	699,973		706,606	429,732	297,086	243,304	63,379

a	From December 17, 2008 (commencement of operations) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2014	Period Ended
Class Y Shares	(Unaudited)	November 30, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	26.54	22.76
Investment Operations:
Investment income—net[b]	.02	.02
Net realized and unrealized
gain (loss) on investments	.55	3.76
Total from Investment Operations	.57	3.78
Distributions:
Dividends from investment income—net	(.15)	—
Dividends from net realized gain on investments	(2.13)	—
Total Distributions	(2.28)	—
Net asset value, end of period	24.83	26.54
Total Return (%)[c]	2.19	16.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.25	1.01
Ratio of net expenses to average net assets[d]	1.05	.99
Ratio of net investment income
to average net assets[d]	.24	.07
Portfolio Turnover Rate	64.41 [c]	68.30
Net Assets, end of period ($ x 1,000)	1,811	1

a	From July 1, 2013 (commencement of initial offering) to November 30, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

30

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Small CapValue Fund (the “fund”) is a separate non-diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Thompson, Siegel and Walmsley, LLC (“TS&W”),Walthausen & Co., LLC (“Walthausen”), Neuberger Berman Management LLC (“Neuberger Berman”), Lombardia Capital Partners, LLC (“Lombardia”), Iridian Asset Management LLC (“Iridian”), Kayne Anderson Rudnick Investment Management, LLC (“Kayne”) and Channing Capital Management, LLC (“Channing”) serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio. At a December 26, 2013 meeting, the Company’s Board of Directors (the “Board”) voted to terminate the fund’s sub-investment advisory agreement with Vulcan Value Partners, LLC effective March 26, 2014. At a May 5, 2014 meeting, the Board approved a new sub-investment advisory agreement with Channing, which became effective on May 16, 2014.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

32

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	663,091,611	—	—	663,091,611
Equity Securities—
Foreign
Common Stocks†	12,795,229	—	—	12,795,229

34

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Investments in
Securities (continued):
Exchange-Traded
Funds	2,441,603	—	—	2,441,603
Mutual Funds	50,941,122	—	—	50,941,122

† See Statement of Investments for additional detailed categorizations.

At May 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is sub-

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rogated to the fund’s rights against the borrower and the collateral. During the period ended May 31, 2014, The Bank of New York Mellon earned $85,996 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2013 ($)	Purchases ($)	Sales ($)	5/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Cash
Advantage
Fund	54,693,360	138,488,364	142,240,602	50,941,122	7.2

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax

36

expense in the Statement of Operations. During the period ended May 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2013 was as follows: ordinary income $11,546,395 and long-term capital gains $11,962,084.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from December 1, 2013 through April 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $512 during the period ended May 31, 2014.

Pursuant to a Portfolio Allocation Agreement between Dreyfus and EACM, Dreyfus pays EACM a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

Pursuant to separate Sub-Investment Advisory Agreements between Dreyfus and TS&W, Walthausen, Neuberger Berman, Lombardia, Iridian, Kayne and Channing, each serves as the fundís sub-adviser responsible for the day-toñday management of a portion of the fundís portfolio. Dreyfus has obtained an exemptive order from the SEC, upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfusí ultimate parent company, BNY Mellon, without obtaining shareholder approval. The order also relieves the fund from disclosing the sub-investment advisory fee paid by Dreyfus to an unaffiliated sub-adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2014, Class C shares were charged $885 pursuant to the Distribution Plan.

38

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2014, Class A and Class C shares were charged $2,165 and $295, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2014, the fund was charged $1,645 for transfer agency services and $62 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $6.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2014, the fund was charged $48,395 pursuant to the custody agreement.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended May 31, 2014, the fund was charged $4,622 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $528,970, Distribution Plan fees $155, Shareholder Services Plan fees $435, custodian fees $25,930, Chief Compliance Officer fees $1,472 and transfer agency fees $869, which are offset against an expense reimbursement currently in effect in the amount of $277.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2014, amounted to $434,429,408 and $447,163,378, respectively.

At May 31, 2014, accumulated net unrealized appreciation on investments was $119,720,745, consisting of $136,055,979 gross unrealized appreciation and $16,335,234 gross unrealized depreciation.

At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

40

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended
June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

U.S. Equity Fund

SEMIANNUAL REPORT May 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
U.S. Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus U.S. Equity Fund covering the six-month period from December 1, 2013, through May 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The end of 2013 witnessed a firming U.S. labor market, further improvements in housing data, and generally strong corporate earnings growth, but U.S. GDP growth over the opening months of 2014 generally stalled due to harsh winter weather, the expiration of extended unemployment benefits, and the deceleration of inventory accumulation by businesses. Although stocks encountered volatility under these mixed conditions, investors largely appeared to shrug off recent economic shortfalls as some broad measures of U.S. stock market performance either achieved or approached new all-time highs by the reporting period’s end.

We already have seen evidence that the economic recovery’s pause over the winter of 2014 may prove temporary, and we currently expect to see accelerating growth over the next few years as past financial stresses continue to fade and fiscal drags abate in the public sector. However, stocks generally have risen to higher valuations after the sustained market rally, and in our judgment, selectivity is likely to be key to successful equity investing in the months ahead. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 16, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2013, through May 31, 2014, as provided by Charlie Macquaker and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2014, Dreyfus U.S. Equity Fund’s Class A shares achieved a return of 2.03%, Class C shares returned 1.64%, Class I shares returned 2.18%, and Class Y shares returned 2.24%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International USA Index (“MSCI USA Index”), achieved a 7.40% return over the same period.2

Despite the adverse impact of harsh winter weather on U.S. economic growth during the reporting period, improving employment data helped support moderate stock market gains.The fund underperformed its benchmark, mainly due to the disappointing performance of a number of stocks in the consumer discretionary sector.

The Fund’s Investment Approach

The fund seeks long-term real returns by investing in stocks of companies that are located in the United States. When selecting stocks, Walter Scott seeks companies with fundamental strengths that indicate the potential for sustainable growth. The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of their cash generation and to understand the variables that add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of their products, costs and pricing, competition, industry position, and outlook.

Stocks Advanced Amid Economic Uncertainty

Although the market encountered occasional bouts of heightened volatility over the reporting period, stocks generally continued to climb during an uneven economic recovery fueled by falling unemployment and low short-term interest rates. These factors proved especially supportive of stock prices toward the end of 2013, when the market rally was led by smaller, more speculative growth companies that tend to be more sensitive to changes in economic conditions.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Market sentiment appeared to change in January 2014, when U.S. equities gave back some of their previous gains due to concerns about economic slowdowns and geopolitical turmoil in the emerging markets. Later, the U.S. Department of Commerce estimated that U.S. GDP contracted at a 1.0% annualized rate over the first quarter of 2014 due to the dampening effects of severe winter weather on consumer spending and housing market activity, as well as by reduced export activity and slowing inventory accumulation by businesses.

Nonetheless, stocks rebounded during the spring when some of these worries proved to be overblown.The spring rally generally was led by larger, value-oriented companies with track records of consistent earnings across a variety of economic climates, and more speculative growth-oriented companies typically lagged. On average, U.S. stocks posted solid gains for the reporting period overall. In fact, some broad measures of large-cap stock market performance either established or approached new record highs by the reporting period’s end.

Conservative Posture Limited Participation in Market Gains

The fund is designed to hold up better than market averages during periods of market weakness, and it tends to lag during rallies.The reporting period was no exception.The fund’s conservative investment posture, and quality bias, prevented it from participating more fully in the upward market moves which were particularly evident among lower quality stocks.

In addition, the fund’s relative results were hurt by its exposure to, and the disappointing performance of a number of stocks in the consumer discretionary sector. Fashion accessories maker Coach fell sharply due to intensifying competitive pressures and declining market share. Discount retailer Family Dollar Stores reported lower-than-expected sales and profit margins as its management team has failed to improve operational performance in an increasingly competitive category.Apparel seller Urban Outfitters saw a lackluster consumer response to recent designs. In the health care sector, diagnostic equipment producer Meridian Bioscience announced disappointing sales of a key product, and a relatively uneventful flu season hurt vaccine sales.

The fund achieved better relative results with energy exploration-and-production company EOG Resources and oil services provider Schlumberger, which benefited from greater drilling activity in the midst of a domestic shale oil-and-gas boom. Industrial products distributor MSC Industrial Direct, Cl.A saw good results from its

4

initiative to sell products through vending machines. In the information technology sector, enterprise software developer Oracle achieved higher licensing revenues from cloud computing, and hardware maker Cisco Systems achieved better-than-expected sales and margins partly due to the success of new switching/routing products.

Maintaining a Consistently Prudent Investment Process

We have maintained a cautious outlook in light of richer equity valuations and aggressively accommodative policies from central banks worldwide.

Guessing what Ms.Yellen and her colleagues at the Federal Reserve are likely to do in the year ahead is not something that should preoccupy us here atWalter Scott. It is true that U.S. stocks have risen strongly in recent years and have in many cases touched all-time highs. However, from our perspective valuations do not appear overly expensive provided that the anticipated growth is delivered.As stocks become more fully valued, the market may well become more discerning. In that environment, we believe that the patient, cautious, stock picker should benefit.

The research team at Walter Scott remains focused on building a fund that aims to deliver on our target of enhancing the after inflation purchasing power of our clients’ assets. Through careful financial analysis and in-depth research of both the companies and their end markets we remain confident that the fund, and any new investment ideas, should enable us to meet that objective.

June 16, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1

Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for Class A and Class C provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1, 2015, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, Class A and Class C returns would have been lower.

2

SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International USA (MSCI USA) Index is an unmanaged, market capitalization weighted index that is designed to measure the performance of publicly traded stocks issued by companies in the United States. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus U.S. Equity Fund from December 1, 2013 to May 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2014
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.74	$9.35	$3.98	$3.58
Ending value (after expenses)	$1,020.30	$1,016.40	$1,021.80	$1,022.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2014
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.74	$9.35	$3.98	$3.58
Ending value (after expenses)	$1,019.25	$1,015.66	$1,020.99	$1,021.39

† Expenses are equal to the fund’s annualized expense ratio of 1.14% for Class A, 1.86% for Class C, .79% for
Class I and .71% for ClassY, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2014 (Unaudited)

Common Stocks—98.8%	Shares		Value ($)
Capital Goods—18.6%
Boeing	130,600		17,663,650
Donaldson	404,100		16,458,993
Emerson Electric	242,700		16,195,371
Fastenal	370,500		18,061,875
Flowserve	203,800		15,028,212
MSC Industrial Direct, Cl. A	208,200		19,148,154
Precision Castparts	67,860		17,167,223
Rockwell Collins	224,700		17,760,288
W.W. Grainger	64,100		16,561,517
			154,045,283
Consumer Durables & Apparel—5.0%
Coach	277,000		11,276,670
DSW, Cl. A	492,700		12,342,135
NIKE, Cl. B	235,700		18,127,687
			41,746,492
Consumer Services—4.6%
McDonald’s	170,600		17,303,958
Panera Bread, Cl. A	43,300	[a]	6,651,313
Starbucks	192,200		14,076,728
			38,031,999
Energy—9.1%
Apache	182,500		17,012,650
EOG Resources	202,920		21,468,936
Occidental Petroleum	165,500		16,498,695
Schlumberger	197,750		20,573,910
			75,554,191
Food & Staples Retailing—1.8%
Wal-Mart Stores	188,900		14,501,853
Food, Beverage & Tobacco—2.1%
Coca-Cola	417,800		17,092,198
Health Care Equipment & Services—11.5%
C.R. Bard	124,650		18,436,981
Intuitive Surgical	20,200	[a]	7,468,748
Meridian Bioscience	636,600		12,993,006
ResMed	356,800	[b]	17,861,408
Stryker	218,100		18,427,269

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Varian Medical Systems	241,900	[a]	19,944,655
			95,132,067
Household & Personal Products—2.0%
Colgate-Palmolive	247,200		16,908,480
Materials—8.3%
FMC	220,500		16,881,480
Monsanto	139,100		16,949,335
Praxair	131,600		17,402,784
Sigma-Aldrich	174,000		17,144,220
			68,377,819
Pharmaceuticals,
Biotech & Life Sciences—4.0%
Celgene	109,800	[a]	16,802,694
Johnson & Johnson	160,500		16,284,330
			33,087,024
Retailing—4.8%
The TJX Companies	315,300		17,168,085
Tractor Supply	120,200		7,815,404
Urban Outfitters	431,600	[a]	14,467,232
			39,450,721
Software & Services—16.2%
Adobe Systems	236,000	[a]	15,231,440
Automatic Data Processing	222,200		17,704,896
Google, Cl. A	16,960	[a]	9,695,184
Google, Cl. C	16,960	[a]	9,514,221
MasterCard, Cl. A	283,700		21,688,865
Microsoft	433,100		17,731,114
Oracle	408,400		17,160,968
Paychex	372,000		15,292,920
Teradata	241,600	[a]	10,144,784
			134,164,392
Technology Hardware & Equipment—6.7%
Amphenol, Cl. A	191,800		18,374,440
Cisco Systems	776,000		19,105,120
QUALCOMM	218,500		17,578,325
			55,057,885

8

Common Stocks (continued)	Shares	Value ($)
Transportation—4.1%
C.H. Robinson Worldwide	299,300	17,916,098
Expeditors International of Washington	354,000	16,110,540
		34,026,638
Total Common Stocks
(cost $583,360,002)		817,177,042

Other Investment—1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,309,000)	9,309,000 [c]	9,309,000

Investment of Cash Collateral
for Securities Loaned—2.2%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $17,847,744)	17,847,744 [c]	17,847,744
Total Investments (cost $610,516,746)	102.1%	844,333,786
Liabilities, Less Cash and Receivables	(2.1%)	(16,968,684)
Net Assets	100.0%	827,365,102

a	Non-income producing security.
b	Security, or portion thereof, on loan.At May 31, 2014, the value of the fund’s securities on loan was $17,682,794 and the value of the collateral held by the fund was $18,104,417, consisting of cash collateral of $17,847,744 and
U. S. Government and Agency securities valued at $256,673.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)	Value (%)
Capital Goods	18.6	Consumer Services	4.6
Software & Services	16.2	Transportation	4.1
Health Care Equipment & Services	11.5	Pharmaceuticals, Biotech & Life Sciences	4.0
Energy	9.1	Money Market Investments	3.3
Materials	8.3	Food, Beverage & Tobacco	2.1
Technology Hardware & Equipment	6.7	Household & Personal Products	2.0
Consumer Durables & Apparel	5.0	Food & Staples Retailing	1.8
Retailing	4.8		102.1

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $17,682,794)—Note 1(b):
Unaffiliated issuers			583,360,002	817,177,042
Affiliated issuers			27,156,744	27,156,744
Cash				166,580
Dividends and securities lending income receivable				1,204,142
Receivable for shares of Common Stock subscribed				371,473
Prepaid expenses				45,616
				846,121,597
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				546,737
Liability for securities on loan—Note 1(b)				17,847,744
Payable for shares of Common Stock redeemed				323,430
Accrued expenses				38,584
				18,756,495
Net Assets ($)				827,365,102
Composition of Net Assets ($):
Paid-in capital				582,778,949
Accumulated undistributed investment income—net				2,652,727
Accumulated net realized gain (loss) on investments				8,116,386
Accumulated net unrealized appreciation
(depreciation) on investments				233,817,040
Net Assets ($)				827,365,102

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	2,538,832	930,417	823,894,704	1,149
Shares Outstanding	127,447	48,314	41,196,691	57.44
Net Asset Value Per Share ($)	19.92	19.26	20.00	20.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	6,182,287
Affiliated issuers	5,132
Income from securities lending—Note 1(b)	163,883
Total Income	6,351,302
Expenses:
Management fee—Note 3(a)	3,085,084
Professional fees	33,039
Registration fees	32,264
Custodian fees—Note 3(c)	31,039
Directors’ fees and expenses—Note 3(d)	24,455
Shareholder servicing costs—Note 3(c)	9,201
Prospectus and shareholders’ reports	5,383
Distribution fees—Note 3(b)	3,640
Loan commitment fees—Note 2	2,148
Miscellaneous	15,390
Total Expenses	3,241,643
Less—reduction in expenses due to undertaking—Note 3(a)	(551)
Less—reduction in fees due to earnings credits—Note 3(c)	(5)
Net Expenses	3,241,087
Investment Income—Net	3,110,215
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	8,126,513
Net unrealized appreciation (depreciation) on investments	6,431,821
Net Realized and Unrealized Gain (Loss) on Investments	14,558,334
Net Increase in Net Assets Resulting from Operations	17,668,549

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013[a]
Operations ($):
Investment income—net	3,110,215	5,469,390
Net realized gain (loss) on investments	8,126,513	6,813,165
Net unrealized appreciation
(depreciation) on investments	6,431,821	157,019,159
Net Increase (Decrease) in Net Assets
Resulting from Operations	17,668,549	169,301,714
Dividends to Shareholders from ($):
Investment income—net:
Class A	(8,495)	(11,577)
Class C	(610)	—
Class I	(5,059,950)	(5,289,594)
Class Y	(7)	—
Net realized gain on investments:
Class A	(10,199)	—
Class C	(4,325)	—
Class I	(3,404,196)	—
Class Y	(5)	—
Total Dividends	(8,487,787)	(5,301,171)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	209,948	1,448,507
Class C	5,426	680,433
Class I	98,907,576	223,234,167
Class Y	—	1,000
Dividends reinvested:
Class A	17,062	10,342
Class C	2,404	—
Class I	3,833,304	1,722,258
Cost of shares redeemed:
Class A	(165,737)	(1,281,984)
Class C	(104,369)	(55,422)
Class I	(105,851,985)	(105,535,449)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(3,146,371)	120,223,852
Total Increase (Decrease) in Net Assets	6,034,391	284,224,395
Net Assets ($):
Beginning of Period	821,330,711	537,106,316
End of Period	827,365,102	821,330,711
Undistributed investment income—net	2,652,727	4,611,574

12

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013[a]
Capital Share Transactions:
Class A
Shares sold	10,724	81,245
Shares issued for dividends reinvested	859	675
Shares redeemed	(8,464)	(74,757)
Net Increase (Decrease) in Shares Outstanding	3,119	7,163
Class C
Shares sold	285	38,087
Shares issued for dividends reinvested	125	—
Shares redeemed	(5,497)	(3,229)
Net Increase (Decrease) in Shares Outstanding	(5,087)	34,858
Class I
Shares sold	5,043,161	12,849,116
Shares issued for dividends reinvested	192,435	112,272
Shares redeemed	(5,416,001)	(6,076,012)
Net Increase (Decrease) in Shares Outstanding	(180,405)	6,885,376
Class Y
Shares sold	—	57.44

a Effective July 1, 2013, the fund commenced offering ClassY shares.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2014				Year Ended November 30,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	19.67		15.45	14.20	12.83	11.68	9.14
Investment Operations:
Investment income—net[a]	.04		.08	.08	.04	.01	.04
Net realized and unrealized
gain (loss) on investments	.36		4.25	1.17	1.39	1.16	2.53
Total from Investment Operations	.40		4.33	1.25	1.43	1.17	2.57
Distributions:
Dividends from
investment income—net	(.07)		(.11)	—	—	(.02)	(.03)
Dividends from net realized
gain on investments	(.08)		—	—	(.06)	—	—
Total Distributions	(.15)		(.11)	—	(.06)	(.02)	(.03)
Net asset value, end of period	19.92		19.67	15.45	14.20	12.83	11.68
Total Return (%)[b]	2.03	[c]	28.20	8.80	11.17	10.01	28.19
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.15	[d]	1.15	1.22	1.15	1.76	4.65
Ratio of net expenses
to average net assets	1.14	[d]	1.14	1.22	1.15	1.40	1.40
Ratio of net investment income
to average net assets	.40	[d]	.48	.57	.29	.04	.42
Portfolio Turnover Rate	3.99	[c]	7.13	5.73	10.61	13.62	31.79
Net Assets, end of period
($ x 1,000)	2,539		2,446	1,810	988	2,424	3,884

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

14

Six Months Ended
May 31, 2014			Year Ended November 30,
Class C Shares	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	19.04	14.97	13.88	12.65	11.58	9.11
Investment Operations:
Investment (loss)—net[a]	(.03)	(.06)	(.05)	(.06)	(.09)	(.03)
Net realized and unrealized
gain (loss) on investments	.34	4.13	1.14	1.35	1.16	2.50
Total from Investment Operations	.31	4.07	1.09	1.29	1.07	2.47
Distributions:
Dividends from
investment income—net	(.01)	—	—	—	—	—
Dividends from net realized
gain on investments	(.08)	—	—	(.06)	—	—
Total Distributions	(.09)	—	—	(.06)	—	—
Net asset value, end of period	19.26	19.04	14.97	13.88	12.65	11.58
Total Return (%)[b]	1.64 [c]	27.19	7.85	10.22	9.24	27.11
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.95 [d]	2.02	2.08	1.94	2.52	5.83
Ratio of net expenses
to average net assets	1.86 [d]	1.93	2.08	1.94	2.15	2.15
Ratio of net investment (loss)
to average net assets	(.32)[d]	(.34)	(.33)	(.47)	(.71)	(.27)
Portfolio Turnover Rate	3.99 [c]	7.13	5.73	10.61	13.62	31.79
Net Assets, end of period
($ x 1,000)	930	1,016	278	214	312	497

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2014				Year Ended November 30,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	19.77		15.51	14.27	12.88	11.70	9.16
Investment Operations:
Investment income—net[a]	.07		.14	.14	.09	.07	.05
Net realized and unrealized
gain (loss) on investments	.36		4.27	1.17	1.38	1.15	2.54
Total from Investment Operations	.43		4.41	1.31	1.47	1.22	2.59
Distributions:
Dividends from
investment income—net	(.12)		(.15)	(.07)	(.02)	(.04)	(.05)
Dividends from net realized
gain on investments	(.08)		—	—	(.06)	—	—
Total Distributions	(.20)		(.15)	(.07)	(.08)	(.04)	(.05)
Net asset value, end of period	20.00		19.77	15.51	14.27	12.88	11.70
Total Return (%)	2.18	[b]	28.75	9.23	11.46	10.47	28.36
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.79	[c]	.79	.80	.82	.94	3.77
Ratio of net expenses
to average net assets	.79	[c]	.79	.80	.82	.94	1.15
Ratio of net investment income
to average net assets	.76	[c]	.81	.95	.67	.56	.54
Portfolio Turnover Rate	3.99	[b]	7.13	5.73	10.61	13.62	31.79
Net Assets, end of period
($ x 1,000)	823,895		817,867	535,019	376,490	144,771	1,870

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

	Six Months Ended
	May 31, 2014	Period Ended
Class Y Shares	(Unaudited)	November 30, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	19.76	17.41
Investment Operations:
Investment income—net[b]	.08	.06
Net realized and unrealized
gain (loss) on investments	.36	2.29
Total from Investment Operations	.44	2.35
Distributions:
Dividends from investment income—net	(.12)	—
Dividends from net realized
gain on investments	(.08)	—
Total Distributions	(.20)	—
Net asset value, end of period	20.00	19.76
Total Return (%)[c]	2.24	13.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.71	.76
Ratio of net expenses to average net assets[d]	.71	.76
Ratio of net investment income
to average net assets[d]	.81	.78
Portfolio Turnover Rate	3.99 [c]	7.13
Net Assets, end of period ($ x 1,000)	1	1

a	From July 1, 2013 (commencement of initial offering) to November 30, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus U.S. Equity Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.Walter Scott & Partners Limited (“Walter Scott”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser. Effective March 31, 2014, the fund is closed to new investors.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and ClassY. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding ClassY shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

18

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

20

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	817,177,042	—	—	817,177,042
Mutual Funds	27,156,744	—	—	27,156,744

† See Statement of Investments for additional detailed categorizations.

At May 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency secu-rities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner,The Bank of NewYork Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended May 31, 2014,The Bank of NewYork Mellon earned $47,827 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2013 ($)	Purchases ($)	Sales ($)	5/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	24,553,000	56,625,000	71,869,000	9,309,000	1.1

22

Affiliated
Investment	Value			Value	Net
Company	11/30/2013 ($)	Purchases ($)	Sales ($)	5/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Cash
Advantage
Fund	37,652,600	128,461,584	148,266,440	17,847,744	2.2
Total	62,205,600	185,086,584	220,135,440	27,156,744	3.3

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2013 was as follows: ordinary income $5,301,171. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from December 1, 2013 through April 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $551 during the period ended May 31, 2014.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the fund’s average daily net assets.

During the period ended May 31, 2014, the Distributor retained $125 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at

24

an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2014, Class C shares were charged $3,640 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2014, Class A and Class C shares were charged $3,117 and $1,213, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2014, the fund was charged $2,526 for transfer agency services and $54 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $5.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2014, the fund was charged $31,039 pursuant to the custody agreement.

During the period ended May 31, 2014, the fund was charged $4,622 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $523,384, Distribution Plan fees $588, Shareholder Services Plan fees $732, custodian fees $19,600, Chief Compliance Officer fees $1,472 and transfer agency fees $961.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2014, amounted to $39,129,122 and $32,343,258, respectively.

At May 31, 2014, accumulated net unrealized appreciation on investments was $233,817,040, consisting of $247,840,723 gross unrealized appreciation and $14,023,683 gross unrealized depreciation.

At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

NOTES

NOTES

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at
http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Global Stock Fund

SEMIANNUAL REPORT May 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Global Stock Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Global Stock Fund, covering the six-month period from December 1, 2013, through May 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The mild gains produced by most broad measures of international equity performance over the reporting period masked what appeared to be a major change in market leadership. Over the final month of 2013, relatively speculative, growth-oriented companies gained value in response to reports of accelerating economic growth in the United States and Europe. However, more disappointing economic data, several geopolitical crises, and persistent weakness in the world’s emerging markets weighed on investor sentiment over the first five months of 2014, causing growth-oriented stocks to fall out of favor. Instead, investors preferred the stocks of value-oriented companies that tend to fare relatively well under a variety of economic climates.

We believe that the global economic recovery is likely to persist, led by the more developed markets. However, we may see stark differences in the investment prospects of individual countries, industry groups, and companies depending on their underlying fundamentals. In our judgment, extensive and professional research into individual companies may be the best way to identify suitable stocks for investment.As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 16, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2013, through May 31, 2014, as provided by Charlie Macquaker and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2014, Global Stock Fund’s Class A shares produced a total return of 3.14%, Class C shares returned 2.67%, Class I shares returned 3.26%, and Class Y shares returned 3.22%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International World Index (the “MSCI World Index”), achieved a 6.52% return over the same period.2

Improving economic data in Europe and the United States helped support moderate gains in global stock markets for the reporting period.The fund underperformed its benchmark, mainly due to weakness in some energy and consumer-oriented holdings.

The Fund’s Investment Approach

The fund seeks long-term real returns by investing in high-quality companies that we believe are capable of sustainable growth and wealth creation over a long time horizon. The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of the cash generation that is looked for in any investment and to understand the variables that demonstrate robust financial health and define long-term competitive advantage. Companies meeting the financial criteria are then subjected to a detailed investigation of products, costs and pricing, competition, industry position, and outlook.

Recovering European Economy Fueled Markets’ Gains

Investors generally responded positively to mild improvements in global economic data over the reporting period.After several years of economic weakness in Europe, growth picked up in core countries, such as Germany, France, and Switzerland. Moreover, signs of recovery emerged in some of Europe’s previously hard hit, peripheral economies, including Spain and Italy. In the United Kingdom, investor sentiment improved and stocks rallied when employment and economic trends appeared to strengthen. Meanwhile, U.S. equities continued to rally as employment data improved despite the dampening effects of harsh winter weather.

However, the Japanese stock market pulled back during the reporting period as it digested earlier gains and investors responded cautiously to the potentially dampening

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

effects of an increase in the nation’s value added tax.With some exceptions, the world’s emerging markets generally continued to struggle with sluggish growth trends, rising geopolitical tensions, and weakening currency values.

In this environment, the MSCI World Index advanced moderately over the reporting period despite experiencing a sharp selloff in January 2014.The rally was paced by U.K. and European stocks, with markets in the Pacific Rim generally rising. Smaller and lower quality stocks outperformed market averages in the first half of the reporting period but lagged over the second half when market leadership shifted from economically sensitive growth stocks toward large, high-quality, globally dominant companies with consistent earnings under a variety of economic conditions.

Conservative Posture Limited Participation in Market Gains

The fund is designed to hold up better than market averages during periods of market weakness, and it tends to lag during rallies.The reporting period was no exception.The fund’s conservative investment posture, and quality bias, prevented it from participating more fully in upward market moves which were particularly evident among lower quality stocks.

In addition, the fund’s relative results were hurt by positions in the emerging markets, which generally trailed their more developed counterparts. Chinese energy producers CNOOC and China Shenhua Energy struggled with oil production shortfalls and falling coal prices, respectively. In Brazil, energy giant Petroleo Brasileiro was hurt by pricing pressures stemming from government intervention. In Japan, carmaker Honda Motor encountered lower sales related to harsh winter weather in the United States. U.K. supermarket chain Tesco experienced intensifying competitive pressures from lower cost rivals. Petroleo Brasileiro and Tesco were subsequently sold from the fund.

The fund achieved better relative results with U.S. energy exploration-and-production company EOG Resources and oil services giant Schlumberger, which benefited from a domestic shale oil-and-gas boom. Danish pharmaceutical developer Novo Nordisk was rewarded as competitive pressures dissipated and investors recognized the strength of its new product pipeline.Taiwan Semiconductor Manufacturing Company, ADR achieved dominant market shares with new technologies and products. U.S. technology leader Oracle received strong results from its hardware, software, and licensing businesses.

During the reporting period, we eliminated three positions that either reached fuller/richer valuations or failed to fulfill their investment theses, and we replaced them with two companies that we believe are better positioned for long-term gains.

4

Maintaining a Consistently Prudent Investment Process

The direction of travel of most developed markets has remained unchanged. Since the global financial crisis, now neatly referenced and almost consigned to a footnote in history, many markets have been on a strongly upward track. Central bankers and monetary authorities may have set that path but, as quantitative easing in the US winds down, will markets continue on that rising path? If markets, over time, reflect the strength of the underlying assets, then equity markets must rely on earnings growth. That growth is now evident and P/Es have subsequently stabilized. From our perspective, equities across most developed markets can now be reasonably described as fairly valued and the outlook for corporate earnings is encouraging. There is reason for optimism.

Where there is optimism, there is always cause for caution. The list of geopolitical concerns around the world seems to grow longer, and more serious, by the day.Yet markets are largely unmoved, capitalist antennae perhaps only alert to what might impact financial markets - the cost of oil, so far unmoved.

An eye must of course remain on the spiraling situation in the Middle East and, if Mario Draghi lives up to his promise that the European bank stress tests will this time be meaningful, the cloak of mystery that surrounds the balance sheets of many European banks may be lifted with serious consequences.

For now, sentiment remains positive. With the wind-down of quantitative easing, the baton has been taken by global corporates, and they are running with it. M&A activity and current IPO pipelines all reflect growing confidence.

June 16, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

1

Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2

SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe,Australia, New Zealand, and the Far East.

Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Global Stock Fund from December 1, 2013 to May 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2014
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.23	$10.16	$4.61	$4.76
Ending value (after expenses)	$1,031.40	$1,026.70	$1,032.60	$1,032.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2014
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.19	$10.10	$4.58	$4.73
Ending value (after expenses)	$1,018.80	$1,014.91	$1,020.39	$1,020.24

† Expenses are equal to the fund’s annualized expense ratio of 1.23% for Class A, 2.01% for Class C, .91% for
Class I and .94% for ClassY, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2014 (Unaudited)

Common Stocks—98.8%	Shares	Value ($)
Australia—3.6%
CSL	559,000	36,723,197
Woodside Petroleum	790,000	31,003,890
		67,727,087
Canada—1.6%
Suncor Energy	789,500	30,384,428
China—3.1%
China Shenhua Energy, Cl. H	6,460,500	17,707,534
CNOOC	23,952,000	41,089,082
		58,796,616
Denmark—2.2%
Novo Nordisk, Cl. B	992,000	41,997,279
France—4.7%
Essilor International	275,200	28,908,398
L’Oreal	227,100	39,625,404
LVMH Moet Hennessy Louis Vuitton	100,700	20,034,576
		88,568,378
Hong Kong—6.0%
AIA Group	7,866,200	39,417,495
China Mobile	2,855,500	27,936,421
CLP Holdings	1,301,000	10,706,093
Hong Kong & China Gas	14,047,434	33,954,677
		112,014,686
Japan—9.9%
Chugai Pharmaceutical	371,100	9,922,733
Denso	512,700	23,484,480
FANUC	215,100	36,596,582
Honda Motor	825,400	28,889,000
Keyence	46,457	18,046,582
Komatsu	1,357,500	29,563,630
Shin-Etsu Chemical	656,700	39,021,398
		185,524,405
Singapore—2.1%
DBS Group Holdings	2,857,369	38,499,192
Spain—1.8%
Inditex	226,000	32,809,880

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Sweden—2.0%
Hennes & Mauritz, Cl. B	861,000		36,385,356
Switzerland—9.0%
Nestle	453,700		35,591,764
Novartis	230,000		20,624,232
Roche Holding	128,700		37,869,849
SGS	7,800		19,554,439
Swatch Group-BR	30,300		17,882,245
Syngenta	97,700		37,585,315
			169,107,844
Taiwan—2.1%
Taiwan Semiconductor Manufacturing, ADR	1,932,800		39,738,368
United Kingdom—8.4%
BG Group	1,932,000		39,540,924
HSBC Holdings	3,700,885		39,031,778
Reckitt Benckiser Group	435,700		37,246,182
Standard Chartered	1,865,425		41,977,456
			157,796,340
United States—42.3%
Adobe Systems	604,400	[a]	39,007,976
Amphenol, Cl. A	202,800		19,428,240
Automatic Data Processing	459,800		36,636,864
C.R. Bard	125,200		18,518,332
Cisco Systems	1,553,400		38,244,708
Colgate-Palmolive	565,100		38,652,840
EOG Resources	401,000		42,425,800
Fastenal	381,900		18,617,625
Google, Cl. A	35,400	[a]	20,236,410
Google, Cl. C	35,400	[a]	19,858,692
Intuitive Surgical	42,600	[a]	15,750,924
Johnson & Johnson	381,700		38,727,282
MasterCard, Cl. A	492,000		37,613,400
Microsoft	967,600		39,613,544
NIKE, Cl. B	490,600		37,732,046
Oracle	950,200		39,927,404
Praxair	279,400		36,947,856
Precision Castparts	153,300		38,781,834

8

Common Stocks (continued)	Shares	Value ($)
United States (continued)
QUALCOMM	458,600	36,894,370
Schlumberger	379,500	39,483,180
Sigma-Aldrich	202,600	19,962,178
Stryker	448,300	37,876,867
The TJX Companies	611,100	33,274,395
W.W. Grainger	68,100	17,594,997
Wal-Mart Stores	417,800	32,074,506
		793,882,270
Total Common Stocks
(cost $1,436,129,362)		1,853,232,129

Other Investment—1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $19,035,000)	19,035,000 [b]	19,035,000
Total Investments (cost $1,455,164,362)	99.8%	1,872,267,129
Cash and Receivables (Net)	.2%	3,775,949
Net Assets	100.0%	1,876,043,078

ADR—American Depository Receipts
BR—Bearer Certificate

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	20.5	Industrial	8.5
Health Care	15.3	Materials	7.1
Energy	12.9	Utilities	2.4
Consumer Discretionary	12.3	Telecommunications	1.5
Consumer Staples	9.8	Money Market Investment	1.0
Financial	8.5		99.8

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			1,436,129,362	1,853,232,129
Affiliated issuers			19,035,000	19,035,000
Cash				127,964
Cash denominated in foreign currencies			1,405,377	1,407,564
Dividends receivable				5,433,715
Receivable for shares of Common Stock subscribed				211,666
Prepaid expenses				74,332
			1,879,522,370
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				1,507,202
Payable for shares of Common Stock redeemed				1,843,890
Accrued expenses				128,200
				3,479,292
Net Assets ($)			1,876,043,078
Composition of Net Assets ($):
Paid-in capital			1,458,612,876
Accumulated undistributed investment income—net				11,339,515
Accumulated net realized gain (loss) on investments				(10,996,056)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				417,086,743
Net Assets ($)			1,876,043,078

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	86,596,808	23,142,158	1,727,475,688	38,828,424
Shares Outstanding	4,687,175	1,279,770	92,268,679	2,076,062
Net Asset Value Per Share ($)	18.48	18.08	18.72	18.70

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,449,442 foreign taxes withheld at source):
Unaffiliated issuers	19,650,896
Affiliated issuers	16,374
Total Income	19,667,270
Expenses:
Management fee—Note 3(a)	7,476,899
Shareholder servicing costs—Note 3(c)	261,968
Custodian fees—Note 3(c)	211,520
Distribution fees—Note 3(b)	86,905
Directors’ fees and expenses—Note 3(d)	72,534
Professional fees	70,768
Registration fees	62,701
Prospectus and shareholders’ reports	20,767
Loan commitment fees—Note 2	7,581
Miscellaneous	36,896
Total Expenses	8,308,539
Less—reduction in fees due to earnings credits—Note 3(c)	(26)
Net Expenses	8,308,513
Investment Income—Net	11,358,757
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(8,836,629)
Net realized gain (loss) on forward foreign currency exchange contracts	69,096
Net Realized Gain (Loss)	(8,767,533)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	58,422,646
Net Realized and Unrealized Gain (Loss) on Investments	49,655,113
Net Increase in Net Assets Resulting from Operations	61,013,870

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013[a]
Operations ($):
Investment income—net	11,358,757	14,132,930
Net realized gain (loss) on investments	(8,767,533)	2,889,168
Net unrealized appreciation
(depreciation) on investments	58,422,646	226,811,107
Net Increase (Decrease) in Net Assets
Resulting from Operations	61,013,870	243,833,205
Dividends to Shareholders from ($):
Investment income—net:
Class A	(512,902)	(320,140)
Class I	(13,098,083)	(6,883,220)
Class Y	(142,507)	—
Total Dividends	(13,753,492)	(7,203,360)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	8,807,081	35,004,750
Class C	1,114,638	6,888,808
Class I	218,479,457	818,048,770
Class Y	16,112,728	23,098,999
Dividends reinvested:
Class A	486,350	309,658
Class I	10,562,290	4,696,246
Class Y	142,498	—
Cost of shares redeemed:
Class A	(13,798,341)	(21,347,106)
Class C	(2,129,241)	(2,640,193)
Class I	(112,819,273)	(143,116,756)
Class Y	(1,500,000)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	125,458,187	720,943,176
Total Increase (Decrease) in Net Assets	172,718,565	957,573,021
Net Assets ($):
Beginning of Period	1,703,324,513	745,751,492
End of Period	1,876,043,078	1,703,324,513
Undistributed investment income—net	11,339,515	13,734,250

12

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013[a]
Capital Share Transactions:
Class Ab
Shares sold	491,989	2,125,139
Shares issued for dividends reinvested	26,870	20,095
Shares redeemed	(771,321)	(1,319,501)
Net Increase (Decrease) in Shares Outstanding	(252,462)	825,733
Class Cb
Shares sold	64,023	421,400
Shares redeemed	(121,382)	(163,680)
Net Increase (Decrease) in Shares Outstanding	(57,359)	257,720
Class I
Shares sold	12,168,542	50,129,888
Shares issued for dividends reinvested	576,544	301,235
Shares redeemed	(6,228,331)	(8,528,852)
Net Increase (Decrease) in Shares Outstanding	6,516,755	41,902,271
Class Y
Shares sold	886,949	1,267,093
Shares issued for dividends reinvested	7,783	—
Shares redeemed	(85,763)	—
Net Increase (Decrease) in Shares Outstanding	808,969	1,267,093

a	Effective July 1, 2013, the fund commenced offering ClassY shares.
b	During the period ended November 30, 2013, 10,068 Class C shares representing $168,940 were exchanged for 9,874 Class A shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2014				Year Ended November 30,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	18.02		15.02	13.51	12.99	12.23	8.91
Investment Operations:
Investment income—net[a]	.09		.13	.11	.11	.07	.06
Net realized and unrealized
gain (loss) on investments	.47		2.95	1.62	.52	.75	3.28
Total from Investment Operations	.56		3.08	1.73	.63	.82	3.34
Distributions:
Dividends from
investment income—net	(.10)		(.08)	(.10)	(.07)	(.06)	(.02)
Dividends from net realized
gain on investments	—		—	(.12)	(.04)	—	—
Total Distributions	(.10)		(.08)	(.22)	(.11)	(.06)	(.02)
Net asset value, end of period	18.48		18.02	15.02	13.51	12.99	12.23
Total Return (%)[b]	3.14	[c]	20.60	13.08	4.86	6.70	37.57
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.23	[d]	1.24	1.28	1.27	1.32	1.38
Ratio of net expenses
to average net assets	1.23	[d]	1.24	1.28	1.27	1.32	1.38
Ratio of net investment income
to average net assets	.96	[d]	.76	.80	.80	.56	.53
Portfolio Turnover Rate	3.73	[c]	6.39	6.05	8.54	7.50	12.75
Net Assets, end of period
($ x 1,000)	86,597		89,024	61,806	48,872	37,152	8,212

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

14

Six Months Ended
May 31, 2014					Year Ended November 30,
Class C Shares	(Unaudited)		2013		2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	17.61		14.71		13.24	12.78	12.07	8.83
Investment Operations:
Investment income (loss)—net[a]	.02		.00	[b]	.01	.01	(.02)	(.01)
Net realized and unrealized
gain (loss) on investments	.45		2.90		1.59	.50	.73	3.25
Total from Investment Operations	.47		2.90		1.60	.51	.71	3.24
Distributions:
Dividends from
investment income—net	—		—		(.01)	(.01)	(.00)[b]	—
Dividends from net realized
gain on investments	—		—		(.12)	(.04)	—	—
Total Distributions	—		—		(.13)	(.05)	(.00)[b]	—
Net asset value, end of period	18.08		17.61		14.71	13.24	12.78	12.07
Total Return (%)[c]	2.67	[d]	19.72		12.21	4.01	5.90	36.69
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.01	[e]	2.01		2.05	2.03	2.09	2.12
Ratio of net expenses
to average net assets	2.01	[e]	2.01		2.05	2.03	2.09	2.09
Ratio of net investment income
(loss) to average net assets	.19	[e]	.00	[f]	.05	.05	(.17)	(.11)
Portfolio Turnover Rate	3.73	[d]	6.39		6.05	8.54	7.50	12.75
Net Assets, end of period
($ x 1,000)	23,142		23,543		15,883	13,872	10,243	1,873

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2014			Year Ended November 30,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	18.28		15.24	13.70	13.15	12.36	8.99
Investment Operations:
Investment income—net[a]	.12		.19	.16	.16	.12	.11
Net realized and unrealized
gain (loss) on investments	.47		2.98	1.64	.53	.76	3.31
Total from
Investment Operations	.59		3.17	1.80	.69	.88	3.42
Distributions:
Dividends from
investment income—net	(.15)		(.13)	(.14)	(.10)	(.09)	(.05)
Dividends from net realized
gain on investments	—		—	(.12)	(.04)	—	—
Total Distributions	(.15)		(.13)	(.26)	(.14)	(.09)	(.05)
Net asset value, end of period	18.72		18.28	15.24	13.70	13.15	12.36
Total Return (%)	3.26	[b]	20.93	13.49	5.23	7.12	38.22
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91	[c]	.91	.93	.93	.96	.99
Ratio of net expenses
to average net assets	.91	[c]	.91	.93	.93	.96	.99
Ratio of net investment income
to average net assets	1.32	[c]	1.12	1.14	1.13	.94	1.05
Portfolio Turnover Rate	3.73	[b]	6.39	6.05	8.54	7.50	12.75
Net Assets, end of period
($ x 1,000)	1,727,476		1,567,608	668,063	472,646	364,688	263,694

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

	Six Months Ended
	May 31, 2014		Period Ended
Class Y Shares	(Unaudited)		November 30, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	18.27		16.40
Investment Operations:
Investment income—net[b]	.13		.01
Net realized and unrealized
gain (loss) on investments	.45		1.86
Total from Investment Operations	.58		1.87
Distributions:
Dividends from investment income—net	(.15)		—
Net asset value, end of period	18.70		18.27
Total Return (%)[c]	3.22		11.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.94		.90
Ratio of net expenses to average net assets[d]	.94		.90
Ratio of net investment income
to average net assets[d]	1.42		.83
Portfolio Turnover Rate	3.73	[c]	6.39
Net Assets, end of period ($ x 1,000)	38,828		23,149

a	From July 1, 2013 (commencement of initial offering) to November 30, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Global Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser. Effective March 31, 2014, the fund was closed to new investors.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (200 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

18

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

20

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	793,882,270	—	—	793,882,270

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities
(continued):
Equity Securities—
Foreign
Common
Stocks†	1,059,349,859	—	—	1,059,349,859
Mutual Funds	19,035,000	—	—	19,035,000

† See Statement of Investments for additional detailed categorizations.

At May 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

22

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2013 ($)	Purchases ($)	Sales ($)	5/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	38,300,000	224,760,000	244,025,000	19,035,000	1.0

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended May 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss of $2,035,266 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2013. These post-enactment long-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2013 was as follows: ordinary income $7,203,360. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commit-

24

ment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

During the period ended May 31, 2014, the Distributor retained $2,570 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2014, Class C shares were charged $86,905, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2014, Class A and Class C shares were charged $107,880 and $28,968, respectively, pursuant to the Shareholder Services Plan.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2014, the fund was charged $5,846 for transfer agency services and $282 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $26.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2014, the fund was charged $211,520 pursuant to the custody agreement.

During the period ended May 31, 2014, the fund was charged $4,622 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,344,076, Distribution Plan fees $14,688, Shareholder Services Plan fees $23,346, custodian fees $120,910, Chief Compliance Officer fees $1,472 and transfer agency fees $2,710.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

26

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended May 31, 2014, amounted to $206,525,409 and $64,633,913, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. At May 31, 2104, there were no forward contracts outstanding.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2014:

Average Market Value ($)
Forward contracts	6,275,271

At May 31, 2014, accumulated net unrealized appreciation on investments was $417,102,767, consisting of $427,719,501 gross unrealized appreciation and $10,616,734 gross unrealized depreciation.

At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at
http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

International

Stock Fund

SEMIANNUAL REPORT May 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

International
Stock Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for International Stock Fund, covering the six-month period from December 1, 2013, through May 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The mild gains produced by most broad measures of international equity performance over the reporting period masked what appeared to be a major change in market leadership. Over the final month of 2013, relatively speculative, growth-oriented companies gained value in response to reports of accelerating economic growth in the United States and Europe. However, more disappointing economic data, several geopolitical crises, and persistent weakness in the world’s emerging markets weighed on investor sentiment over the first five months of 2014, causing growth-oriented stocks to fall out of favor. Instead, investors preferred the stocks of value-oriented companies that tend to fare relatively well under a variety of economic climates.

We believe that the global economic recovery is likely to persist, led by the more developed markets. However, we may see stark differences in the investment prospects of individual countries, industry groups, and companies depending on their underlying fundamentals. In our judgment, extensive and professional research into individual companies may be the best way to identify suitable stocks for investment. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 16, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2013, through May 31, 2014, as provided by Charlie Macquaker and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2014, International Stock Fund’s Class A shares achieved a return of 1.75%, Class C shares returned 1.41%, Class I shares returned 1.92%, and Class Y shares returned 1.03%.1 In comparison, the fund’s benchmark index, the Morgan Stanley Capital International Europe,Australasia, Far East Index (the “MSCI EAFE Index”), achieved a 5.33% return over the same period.2 Improving economic data in Europe helped support moderate gains in international stock markets for the reporting period. The fund underperformed its benchmark, mainly due to weakness in some energy and consumer-oriented holdings.

The Fund’s Investment Approach

The fund seeks long-term real return by investing in high-quality companies believed to be capable of sustainable growth and wealth creation over a long time horizon.The fund invests in stocks of foreign companies that are predominantly located in the world’s developed markets outside of the United States.When selecting stocks,Walter Scott seeks companies with fundamental strengths that indicate the potential for sustainable growth.The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of their cash generation and to understand the variables that could add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of products, costs and pricing, competition, industry position, and outlook.

Recovering European Economy Fueled Markets’ Gains

After several years of economic weakness in Europe, growth picked up in core countries, such as Germany, France, and Switzerland. Moreover, signs of recovery emerged in some of Europe’s previously hard hit, peripheral economies, including Spain and Italy. In the United Kingdom, investor sentiment improved and stocks rallied when employment and economic trends appeared to strengthen. However, the Japanese stock market pulled back during the reporting period as it digested earlier gains and investors responded cautiously to the potentially dampening effects of an increase in the nation’s value added tax. With some exceptions, the world’s

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

emerging markets generally continued to struggle with sluggish growth trends, rising geopolitical tensions, and weakening currency values.

In this environment, the MSCI EAFE Index advanced moderately over the reporting period despite experiencing a sharp selloff in January 2014. The rally was paced by U.K. and European stocks, with markets in the Pacific Rim generally rising. Smaller and lower quality stocks outperformed market averages in the first half of the reporting period but lagged over the second half when market leadership shifted from smaller, economically sensitive growth stocks toward large, high-quality, globally dominant companies with consistent earnings under a variety of economic conditions.

Conservative Posture Limited Participation in Market Gains

The fund is designed to hold up better than market averages during periods of market weakness, and it tends to lag during rallies.The reporting period was no exception.The fund’s conservative investment posture, and quality bias, prevented it from participating more fully in the upward market moves, which were particularly evident among lower quality stocks.

In addition, the fund’s relative results were hurt by positions in the emerging markets, which generally trailed their more developed counterparts. Chinese energy producers CNOOC and China Shenhua Energy, Cl. H struggled with oil production shortfalls and falling coal prices, respectively. In Brazil, energy giant Petroleo Brasileiro,ADR was hurt by pricing pressures stemming from government intervention (the holding was subsequently sold from the fund). Australian beverage bottler Coca-Cola Amatil struggled with rising competitive pressures, weakness in some Asian markets, and the need to cut costs. In developed markets, Japanese carmaker Honda Motor encountered weak U.S. sales due to unusually harsh winter weather.

The fund achieved better relative results with U.K. medical technology provider Smith & Nephew, which gained value amid takeover speculation in a consolidating industry. Japanese energy producer INPEX rose in anticipation of higher production volumes from a new project. Danish pharmaceutical developer Novo Nordisk, Cl. B was rewarded as competitive pressures dissipated and investors recognized the strength of its new product pipeline.Taiwan Semiconductor Manufacturing Company, ADR achieved dominant market shares with new technologies and products. Australian energy company Woodside Petroleum advanced as investors looked forward to the announcement of a special dividend.

During the reporting period, we eliminated three positions that either reached fuller/richer valuations or failed to fulfill their investment theses, and we replaced them with two companies that we believe are better positioned for long-term gains.

4

Maintaining a Consistently Prudent Investment Process

The direction of travel of most developed markets has remained unchanged. Since the global financial crisis, now neatly referenced and almost consigned to a footnote in history, many markets have been on a strongly upward track. Central bankers and monetary authorities may have set that path but, as quantitative easing in the US winds down, will markets continue on that rising path? If markets, over time, reflect the strength of the underlying assets, then equity markets must rely on earnings growth. That growth is now evident and P/Es have subsequently stabilized. From our perspective, equities across most developed markets can now be reasonably described as fairly valued and the outlook for corporate earnings is encouraging. There is reason for optimism.

Where there is optimism, there is always cause for caution. The list of geopolitical concerns around the world seems to grow longer, and more serious, by the day.Yet markets are largely unmoved, capitalist antennae perhaps only alert to what might impact financial markets - the cost of oil, so far unmoved.

An eye must of course remain on the spiraling situation in the Middle East and, if Mario Draghi lives up to his promise that the European bank stress tests will this time be meaningful, the cloak of mystery that surrounds the balance sheets of many European banks may be lifted with serious consequences.

For now, sentiment remains positive.With the wind-down of quantitative easing, the baton has been taken by global corporates, and they are running with it. M&A activity and current IPO pipelines all reflect growing confidence.

June 16, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

1

Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2

SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Returns are calculated on a month-end basis. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in International Stock Fund from December 1, 2013 to May 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2014
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.44	$10.19	$4.68	$4.66
Ending value (after expenses)	$1,017.50	$1,014.10	$1,019.20	$1,010.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2014
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.44	$10.20	$4.68	$4.68
Ending value (after expenses)	$1,018.55	$1,014.81	$1,020.29	$1,020.29

† Expenses are equal to the fund’s annualized expense ratio of 1.28% for Class A, 2.03% for Class C, .93% for
Class I and .93% for ClassY, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2014 (Unaudited)

Common Stocks—98.6%	Shares	Value ($)
Australia—8.7%
Coca-Cola Amatil	5,950,000	52,383,390
Cochlear	356,600	19,869,004
CSL	1,163,000	76,402,645
Woodside Petroleum	1,890,000	74,173,863
Woolworths	2,180,100	76,144,839
		298,973,741
Belgium—1.4%
Colruyt	849,000	47,571,729
Canada—2.2%
Suncor Energy	1,982,200	76,286,273
China—3.3%
China Shenhua Energy, Cl. H	13,469,000	36,917,077
CNOOC	43,963,000	75,417,473
		112,334,550
Denmark—2.3%
Novo Nordisk, Cl. B	1,840,000	77,898,178
Finland—2.0%
Kone, Cl. B	1,651,000	67,967,393
France—8.7%
Air Liquide	483,000	70,350,672
Danone	943,000	70,224,635
Essilor International	507,576	53,318,347
L’Oreal	396,500	69,183,058
LVMH Moet Hennessy Louis Vuitton	176,800	35,174,907
		298,251,619
Germany—3.8%
Adidas	603,300	64,755,302
SAP	850,000	65,071,770
		129,827,072
Hong Kong—9.3%
AIA Group	15,860,600	79,477,400
China Mobile	5,678,500	55,554,882
CLP Holdings	6,249,000	51,423,806
Hang Lung Properties	17,457,000	55,390,813
Hong Kong & China Gas	32,891,026	79,502,361
		321,349,262

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Italy—.5%
Tenaris, ADR	388,800	17,437,680
Japan—18.8%
AEON Mall	953,590	23,961,525
Chugai Pharmaceutical	628,000	16,791,906
Daito Trust Construction	644,500	69,799,730
Denso	1,270,300	58,186,728
FANUC	409,400	69,654,303
Honda Motor	1,597,100	55,898,500
INPEX	5,600,000	80,754,420
Keyence	140,020	54,391,856
Komatsu	3,423,300	74,552,614
Shimamura	204,300	19,727,593
Shin-Etsu Chemical	1,132,900	67,317,408
Tokio Marine Holdings	1,759,700	55,591,308
		646,627,891
Singapore—1.9%
DBS Group Holdings	2,401,226	32,353,280
Oversea-Chinese Banking	4,445,061	34,552,615
		66,905,895
Spain—2.0%
Inditex	477,000	69,249,171
Sweden—2.1%
Hennes & Mauritz, Cl. B	1,718,000	72,601,674
Switzerland—10.0%
Nestle	879,000	68,955,611
Novartis	839,000	75,233,613
Roche Holding	238,400	70,148,967
SGS	11,090	27,802,401
Swatch Group-BR	52,100	30,748,018
Syngenta	181,000	69,630,932
		342,519,542
Taiwan—2.2%
Taiwan Semiconductor Manufacturing, ADR	3,648,400	75,011,104
United Kingdom—19.4%
BG Group	3,575,000	73,167,083
Burberry Group	2,506,000	64,394,274
Centrica	11,790,000	66,322,332

8

Common Stocks (continued)		Shares	Value ($)
United Kingdom (continued)
Compass Group		4,369,900	72,918,343
HSBC Holdings		6,329,895	66,758,912
Intertek Group		678,100	33,166,761
Reckitt Benckiser Group		895,900	76,586,768
SABMiller		1,418,000	78,697,229
Smith & Nephew		3,304,900	57,944,743
Standard Chartered		3,488,706	78,505,972
			668,462,417
Total Common Stocks
(cost $2,808,109,746)			3,389,275,191

Other Investment—.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $31,200,000)		31,200,000 [a]	31,200,000
Total Investments (cost $2,839,309,746)		99.5%	3,420,475,191
Cash and Receivables (Net)		.5%	16,832,879
Net Assets		100.0%	3,437,308,070

ADR—American Depository Receipts
a Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Consumer Discretionary	15.8	Materials	6.0
Consumer Staples	15.7	Information Technology	5.7
Financial	14.5	Utilities	5.7
Health Care	13.0	Telecommunication Services	1.6
Energy	12.6	Money Market Investment	.9
Industrial	8.0		99.5

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			2,808,109,746	3,389,275,191
Affiliated issuers			31,200,000	31,200,000
Cash				1,023,548
Cash denominated in foreign currencies			4,797,417	4,795,411

Dividends receivable				16,309,091
Receivable for shares of Common Stock subscribed				2,657,114
Prepaid expenses				95,385
				3,445,355,740
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				2,826,394
Payable for shares of Common Stock redeemed				4,963,918
Accrued expenses				257,358
				8,047,670
Net Assets ($)				3,437,308,070
Composition of Net Assets ($):
Paid-in capital				2,927,706,524
Accumulated undistributed investment income—net				23,622,434
Accumulated net realized gain (loss) on investments				(95,115,512)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				581,094,624
Net Assets ($)				3,437,308,070

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	226,523,562	30,558,381	3,180,225,037	1,090
Shares Outstanding	14,464,222	1,984,575	201,290,261	69.01
Net Asset Value Per Share ($)	15.66	15.40	15.80	15.79

See notes to financial statements.

10

Investment Income ($):
Income:
Cash dividends (net of $4,777,665 foreign taxes withheld at source):
Unaffiliated issuers	49,264,647
Affiliated issuers	30,384
Interest	383
Total Income	49,295,414
Expenses:
Management fee—Note 3(a)	13,801,977
Shareholder servicing costs—Note 3(c)	832,478
Custodian fees—Note 3(c)	466,729
Directors’ fees and expenses—Note 3(d)	130,246
Distribution fees—Note 3(b)	121,745
Registration fees	98,962
Prospectus and shareholders’ reports	89,933
Professional fees	81,350
Loan commitment fees—Note 2	14,887
Miscellaneous	70,032
Total Expenses	15,708,339
Less—reduction in fees due to earnings credits—Note 3(c)	(51)
Net Expenses	15,708,288
Investment Income—Net	33,587,126
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(29,099,386)
Net realized gain (loss) on forward foreign currency exchange contracts	163,200
Net Realized Gain (Loss)	(28,936,186)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	64,049,316
Net Realized and Unrealized Gain (Loss) on Investments	35,113,130
Net Increase in Net Assets Resulting from Operations	68,700,256

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013[a]
Operations ($):
Investment income—net	33,587,126	42,401,039
Net realized gain (loss) on investments	(28,936,186)	(27,337)
Net unrealized appreciation
(depreciation) on investments	64,049,316	260,328,361
Net Increase (Decrease) in Net Assets
Resulting from Operations	68,700,256	302,702,063
Dividends to Shareholders from ($):
Investment income—net:
Class A	(3,239,116)	(2,453,861)
Class C	(172,199)	(156,624)
Class I	(43,347,767)	(32,893,538)
Class Y	(16)	—
Total Dividends	(46,759,098)	(35,504,023)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	24,487,367	147,162,705
Class C	762,401	13,865,416
Class I	578,189,644	1,149,860,399
Class Y	—	1,000
Dividends reinvested:
Class A	3,140,068	2,370,457
Class C	120,295	110,933
Class I	32,088,480	22,258,109
Cost of shares redeemed:
Class A	(85,242,996)	(62,177,277)
Class C	(6,310,785)	(4,965,563)
Class I	(382,516,957)	(418,895,968)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	164,717,517	849,590,211
Total Increase (Decrease) in Net Assets	186,658,675	1,116,788,251
Net Assets ($):
Beginning of Period	3,250,649,395	2,133,861,144
End of Period	3,437,308,070	3,250,649,395
Undistributed investment income—net	23,622,434	36,794,406

12

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013[a]
Capital Share Transactions:
Class Ab
Shares sold	1,622,537	9,880,843
Shares issued for dividends reinvested	202,978	164,615
Shares redeemed	(5,641,131)	(4,140,282)
Net Increase (Decrease) in Shares Outstanding	(3,815,616)	5,905,176
Class Cb
Shares sold	51,292	951,707
Shares issued for dividends reinvested	7,883	7,807
Shares redeemed	(427,310)	(336,282)
Net Increase (Decrease) in Shares Outstanding	(368,135)	623,232
Class I
Shares sold	38,086,076	77,060,413
Shares issued for dividends reinvested	2,059,595	1,535,042
Shares redeemed	(25,187,853)	(27,918,325)
Net Increase (Decrease) in Shares Outstanding	14,957,818	50,677,130
Class Y
Shares sold	—	69

a	Effective July 1, 2013, the fund commenced offering ClassY shares.
b	During the period ended November 30, 2013, 6,275 Class C shares representing $95,883 were exchanged for 6,174 Class A shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2014				Year Ended November 30,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	15.57		14.13	12.58	12.83	11.97	8.43
Investment Operations:
Investment income—net[a]	.12		.17	.21	.15	.09	.05
Net realized and unrealized
gain (loss) on investments	.15		1.46	1.46	(.31)	.86	3.58
Total from Investment Operations	.27		1.63	1.67	(.16)	.95	3.63
Distributions:
Dividends from
investment income—net	(.18)		(.19)	(.12)	(.09)	(.09)	(.09)
Net asset value, end of period	15.66		15.57	14.13	12.58	12.83	11.97
Total Return (%)[b]	1.75	[c]	11.65	13.40	(1.32)	7.99	43.33
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.28	[d]	1.30	1.31	1.27	1.34	1.43
Ratio of net expenses
to average net assets	1.28	[d]	1.30	1.31	1.27	1.34	1.42
Ratio of net investment income
to average net assets	1.58	[d]	1.14	1.62	1.08	.69	.50
Portfolio Turnover Rate	4.31	[c]	2.58	5.47	5.07	5.91	21.67
Net Assets, end of period
($ x 1,000)	226,524		284,575	174,825	192,351	124,347	18,059

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

14

Six Months Ended
May 31, 2014				Year Ended November 30,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	15.26		13.86	12.33	12.64	11.83	8.32
Investment Operations:
Investment income (loss)—net[a]	.07		.06	.12	.04	(.02)	(.01)
Net realized and unrealized
gain (loss) on investments	.14		1.43	1.43	(.30)	.87	3.53
Total from Investment Operations	.21		1.49	1.55	(.26)	.85	3.52
Distributions:
Dividends from
investment income—net	(.07)		(.09)	(.02)	(.05)	(.04)	(.01)
Net asset value, end of period	15.40		15.26	13.86	12.33	12.64	11.83
Total Return (%)[b]	1.41	[c]	10.78	12.58	(2.08)	7.18	42.31
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.03	[d]	2.04	2.06	2.05	2.13	2.25
Ratio of net expenses
to average net assets	2.03	[d]	2.04	2.06	2.05	2.13	2.22
Ratio of net investment income
(loss) to average net assets	.88	[d]	.42	.90	.33	(.12)	(.13)
Portfolio Turnover Rate	4.31	[c]	2.58	5.47	5.07	5.91	21.67
Net Assets, end of period
($ x 1,000)	30,558		35,905	23,962	23,319	13,959	1,224

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2014			Year Ended November 30,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	15.73		14.26	12.70	12.93	12.04	8.47
Investment Operations:
Investment income—net[a]	.16		.23	.26	.19	.14	.12
Net realized and unrealized
gain (loss) on investments	.14		1.48	1.46	(.31)	.86	3.57
Total from
Investment Operations	.30		1.71	1.72	(.12)	1.00	3.69
Distributions:
Dividends from
investment income—net	(.23)		(.24)	(.16)	(.11)	(.11)	(.12)
Net asset value, end of period 15.80			15.73	14.26	12.70	12.93	12.04
Total Return (%)	1.92	[b]	12.13	13.74	(1.01)	8.38	43.98
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.93	[c]	.92	.93	.93	.97	1.01
Ratio of net expenses
to average net assets	.93	[c]	.92	.93	.93	.97	1.01
Ratio of net investment income
to average net assets	2.12	[c]	1.54	1.96	1.41	1.11	1.18
Portfolio Turnover Rate	4.31	[b]	2.58	5.47	5.07	5.91	21.67
Net Assets, end of period
($ x 1,000)	3,180,225		2,930,169	1,935,074	1,116,202	688,992	339,535

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

	Six Months Ended
	May 31, 2014		Period Ended
Class Y Shares	(Unaudited)		November 30, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	15.72		14.49
Investment Operations:
Investment income—net[b]	.16		.06
Net realized and unrealized
gain (loss) on investments	.14		1.17
Total from Investment Operations	.30		1.23
Distributions:
Dividends from investment income—net	(.23)		—
Net asset value, end of period	15.79		15.72
Total Return (%)[c]	1.03		8.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.93		.91
Ratio of net expenses to average net assets[d]	.93		.91
Ratio of net investment income
to average net assets[d]	2.08		.93
Portfolio Turnover Rate	4.31	[c]	2.58
Net Assets, end of period ($ x 1,000)	1		1

a	From July 1, 2013 (commencement of initial offering) to November 30, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

International Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.Walter Scott & Partners Limited (“Walter Scott”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 600 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (300 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

18

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

20

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common
Stocks†	3,389,275,191	—	—	3,389,275,191
Mutual Funds	31,200,000	—	—	31,200,000

† See Statement of Investments for additional detailed categorizations.

At May 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

22

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2014 were as follows:

Affiliated
Investment	Value		Value	Net
Company	11/30/2013	($)	Purchases ($) Sales ($) 5/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	93,800,000		377,880,000 440,480,000 31,200,000.9

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $63,676,108 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2013. If not applied, $598,805 of the carryover expires in fiscal year 2016, $15,114,500 expires in fiscal year 2017 and $16,297,830 expires in fiscal year 2019. The fund has $5,721,194 of post-enactment short-term capital losses and $25,943,779 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

24

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2013 was as follows: ordinary income $35,504,023. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

During the period ended May 31, 2014, the Distributor retained $7,365 from commissions earned on sales of the fund’s Class A shares and $6,430 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2014, Class C shares were charged $121,745, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2014, Class A and Class C shares were charged $309,948 and $40,581, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2014, the fund was charged $13,790 for transfer agency services and $538 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $51.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction

26

activity. During the period ended May 31, 2014, the fund was charged $466,729 pursuant to the custody agreement.

During the period ended May 31, 2014, the fund was charged $4,622 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $2,463,503, Distribution Plan fees $19,566, Shareholder Services Plan fees $54,942, custodian fees $280,035, Chief Compliance Officer fees $1,472 and transfer agency fees $6,876.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended May 31, 2014, amounted to $342,075,044 and $137,533,924, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to pur-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

chases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonper-formance on these forward contracts, which is generally limited to the unrealized gain on each open contract.At May 31, 2104, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2014:

Average Market Value ($)
Forward contracts	13,433,864

At May 31, 2014, accumulated net unrealized appreciation on investments was $581,165,445, consisting of $633,248,958 gross unrealized appreciation and $52,083,513 gross unrealized depreciation.

At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at
http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

Bradley J. Skapyak,

            President

Date:    July 21, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    July 21, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)